UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class Z : FVLZX

This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 70	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was stock selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•The biggest individual relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 525%. The second-largest relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare. Another notable relative detractor was an overweight in Vestis (-61%).
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+224%). This was a stake we established this period. The stock was the fund's biggest holding at period end. A non-benchmark stake in Siemens Energy gained roughly 195% and was the second-largest relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained about 61% and notably helped. The company was among our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.95%	16.78%	10.16%
Russell Midcap® Value Index	7.86%	13.23%	8.49%
Russell 3000® Index	20.81%	16.74%	14.62%
A   From February 1, 2017

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$322,579,918
Number of Holdings	271
Total Advisory Fee	$2,536,067
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Financials	14.5
Health Care	11.8
Consumer Discretionary	10.8
Energy	9.4
Utilities	7.0
Information Technology	6.9
Materials	6.5
Real Estate	6.3
Consumer Staples	3.5
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 5.2
Puerto Rico - 0.7
United Kingdom - 0.7
Germany - 0.7
Zambia - 0.6
France - 0.6
Hong Kong - 0.4
Belgium - 0.4
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	1.5
PG&E Corp	1.3
Eversource Energy	1.2
First Solar Inc	1.0
Sempra	0.9
AES Corp/The	0.9
Phillips 66	0.9
Iron Mountain Inc	0.9
Flowserve Corp	0.9
UGI Corp	0.8
10.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913929.101    2890-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class M : FTVFX

This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 136	1.32%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was stock selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•The biggest individual relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 525%. The second-largest relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare. Another notable relative detractor was an overweight in Vestis (-61%).
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+224%). This was a stake we established this period. The stock was the fund's biggest holding at period end. A non-benchmark stake in Siemens Energy gained roughly 195% and was the second-largest relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained about 61% and notably helped. The company was among our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	1.58%	15.21%	9.06%
Class M (without 3.50% sales charge)	5.26%	16.03%	9.45%
Russell Midcap® Value Index	7.86%	13.23%	9.20%
Russell 3000® Index	20.81%	16.74%	14.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$322,579,918
Number of Holdings	271
Total Advisory Fee	$2,536,067
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Financials	14.5
Health Care	11.8
Consumer Discretionary	10.8
Energy	9.4
Utilities	7.0
Information Technology	6.9
Materials	6.5
Real Estate	6.3
Consumer Staples	3.5
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 5.2
Puerto Rico - 0.7
United Kingdom - 0.7
Germany - 0.7
Zambia - 0.6
France - 0.6
Hong Kong - 0.4
Belgium - 0.4
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	1.5
PG&E Corp	1.3
Eversource Energy	1.2
First Solar Inc	1.0
Sempra	0.9
AES Corp/The	0.9
Phillips 66	0.9
Iron Mountain Inc	0.9
Flowserve Corp	0.9
UGI Corp	0.8
10.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913927.101    1319-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class I : FVIFX

This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 83	0.80%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was stock selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•The biggest individual relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 525%. The second-largest relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare. Another notable relative detractor was an overweight in Vestis (-61%).
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+224%). This was a stake we established this period. The stock was the fund's biggest holding at period end. A non-benchmark stake in Siemens Energy gained roughly 195% and was the second-largest relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained about 61% and notably helped. The company was among our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.81%	16.62%	10.04%
Russell Midcap® Value Index	7.86%	13.23%	9.20%
Russell 3000® Index	20.81%	16.74%	14.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$322,579,918
Number of Holdings	271
Total Advisory Fee	$2,536,067
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Financials	14.5
Health Care	11.8
Consumer Discretionary	10.8
Energy	9.4
Utilities	7.0
Information Technology	6.9
Materials	6.5
Real Estate	6.3
Consumer Staples	3.5
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 5.2
Puerto Rico - 0.7
United Kingdom - 0.7
Germany - 0.7
Zambia - 0.6
France - 0.6
Hong Kong - 0.4
Belgium - 0.4
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	1.5
PG&E Corp	1.3
Eversource Energy	1.2
First Solar Inc	1.0
Sempra	0.9
AES Corp/The	0.9
Phillips 66	0.9
Iron Mountain Inc	0.9
Flowserve Corp	0.9
UGI Corp	0.8
10.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913928.101    1320-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class C : FCVFX

This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.84%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was stock selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•The biggest individual relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 525%. The second-largest relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare. Another notable relative detractor was an overweight in Vestis (-61%).
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+224%). This was a stake we established this period. The stock was the fund's biggest holding at period end. A non-benchmark stake in Siemens Energy gained roughly 195% and was the second-largest relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained about 61% and notably helped. The company was among our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.79%	15.44%	9.04%
Class C	4.72%	15.44%	9.04%
Russell Midcap® Value Index	7.86%	13.23%	9.20%
Russell 3000® Index	20.81%	16.74%	14.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$322,579,918
Number of Holdings	271
Total Advisory Fee	$2,536,067
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Financials	14.5
Health Care	11.8
Consumer Discretionary	10.8
Energy	9.4
Utilities	7.0
Information Technology	6.9
Materials	6.5
Real Estate	6.3
Consumer Staples	3.5
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 5.2
Puerto Rico - 0.7
United Kingdom - 0.7
Germany - 0.7
Zambia - 0.6
France - 0.6
Hong Kong - 0.4
Belgium - 0.4
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	1.5
PG&E Corp	1.3
Eversource Energy	1.2
First Solar Inc	1.0
Sempra	0.9
AES Corp/The	0.9
Phillips 66	0.9
Iron Mountain Inc	0.9
Flowserve Corp	0.9
UGI Corp	0.8
10.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913926.101    1318-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Fund Fidelity Advisor® Value Fund Class A : FAVFX

This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 111	1.08%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was stock selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•The biggest individual relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 525%. The second-largest relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare. Another notable relative detractor was an overweight in Vestis (-61%).
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+224%). This was a stake we established this period. The stock was the fund's biggest holding at period end. A non-benchmark stake in Siemens Energy gained roughly 195% and was the second-largest relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained about 61% and notably helped. The company was among our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.56%	14.94%	9.08%
Class A (without 5.75% sales charge)	5.50%	16.31%	9.73%
Russell Midcap® Value Index	7.86%	13.23%	9.20%
Russell 3000® Index	20.81%	16.74%	14.08%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$322,579,918
Number of Holdings	271
Total Advisory Fee	$2,536,067
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Financials	14.5
Health Care	11.8
Consumer Discretionary	10.8
Energy	9.4
Utilities	7.0
Information Technology	6.9
Materials	6.5
Real Estate	6.3
Consumer Staples	3.5
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 5.2
Puerto Rico - 0.7
United Kingdom - 0.7
Germany - 0.7
Zambia - 0.6
France - 0.6
Hong Kong - 0.4
Belgium - 0.4
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	1.5
PG&E Corp	1.3
Eversource Energy	1.2
First Solar Inc	1.0
Sempra	0.9
AES Corp/The	0.9
Phillips 66	0.9
Iron Mountain Inc	0.9
Flowserve Corp	0.9
UGI Corp	0.8
10.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913925.101    1316-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class Z : FIQTX

This annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.59%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2025, according to the ICE BofA US High Yield Constrained Index, extending a rebound that began in early April. The advance has been supported by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.05% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, led by technology & electronics. Security selection in basic industry and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+50%). The company was the fund's largest holding. A second notable relative contributor was a non-benchmark stake in Comfort Systems USA (+147%). The company was one of the biggest holdings at period end. Another notable relative contributor was a non-benchmark stake in Nvidia (+53%), also a top holding.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in technology & electronics. Our choices in financial services also hampered the fund's relative result, as did an underweight in health care. Lastly, the fund's position in cash detracted.
•A non-benchmark stake in Monday.com returned -29% and was the biggest individual relative detractor. The second-largest relative detractor was a non-benchmark stake in Apollo Global Management (-12%). Another notable relative detractor was an overweight in ON Semiconductor (-14%).
•Notable changes in positioning include lower allocations to the capital goods and leisure industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	12.68%	8.98%	7.22%
ICE® BofA® US High Yield Constrained Index	8.03%	5.48%	5.09%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.44%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$2,682,880,925
Number of Holdings	738
Total Advisory Fee	$16,062,575
Portfolio Turnover	22%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 4.8
BB - 18.3
B - 24.8
CCC,CC,C - 10.0
Not Rated - 5.6
Equities - 20.9
Short-Term Investments and Net Other Assets (Liabilities) - 15.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 46.6
Common Stocks - 19.9
Bank Loan Obligations - 11.0
Preferred Securities - 3.3
Alternative Funds - 2.2
Preferred Stocks - 1.0
Asset-Backed Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 15.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Canada - 1.6
United Kingdom - 1.5
France - 1.4
Taiwan - 0.8
Australia - 0.5
Netherlands - 0.5
China - 0.4
Zambia - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	2.2
EchoStar Corp	1.9
TransDigm Inc	1.9
Energy Transfer LP	1.9
NVIDIA Corp	1.8
Comfort Systems USA Inc	1.3
LBM Acquisition LLC	1.3
X Corp	1.2
Tenet Healthcare Corp	1.2
Meta Platforms Inc Class A	1.1
15.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses	The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913815.101    3278-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class M : FAHYX

This annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.94%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2025, according to the ICE BofA US High Yield Constrained Index, extending a rebound that began in early April. The advance has been supported by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.05% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, led by technology & electronics. Security selection in basic industry and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+50%). The company was the fund's largest holding. A second notable relative contributor was a non-benchmark stake in Comfort Systems USA (+147%). The company was one of the biggest holdings at period end. Another notable relative contributor was a non-benchmark stake in Nvidia (+53%), also a top holding.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in technology & electronics. Our choices in financial services also hampered the fund's relative result, as did an underweight in health care. Lastly, the fund's position in cash detracted.
•A non-benchmark stake in Monday.com returned -29% and was the biggest individual relative detractor. The second-largest relative detractor was a non-benchmark stake in Apollo Global Management (-12%). Another notable relative detractor was an overweight in ON Semiconductor (-14%).
•Notable changes in positioning include lower allocations to the capital goods and leisure industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	7.73%	7.74%	6.76%
Class M (without 4.00% sales charge)	12.22%	8.62%	7.19%
ICE® BofA® US High Yield Constrained Index	8.03%	5.48%	5.80%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$2,682,880,925
Number of Holdings	738
Total Advisory Fee	$16,062,575
Portfolio Turnover	22%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 4.8
BB - 18.3
B - 24.8
CCC,CC,C - 10.0
Not Rated - 5.6
Equities - 20.9
Short-Term Investments and Net Other Assets (Liabilities) - 15.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 46.6
Common Stocks - 19.9
Bank Loan Obligations - 11.0
Preferred Securities - 3.3
Alternative Funds - 2.2
Preferred Stocks - 1.0
Asset-Backed Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 15.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Canada - 1.6
United Kingdom - 1.5
France - 1.4
Taiwan - 0.8
Australia - 0.5
Netherlands - 0.5
China - 0.4
Zambia - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	2.2
EchoStar Corp	1.9
TransDigm Inc	1.9
Energy Transfer LP	1.9
NVIDIA Corp	1.8
Comfort Systems USA Inc	1.3
LBM Acquisition LLC	1.3
X Corp	1.2
Tenet Healthcare Corp	1.2
Meta Platforms Inc Class A	1.1
15.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913813.101    218-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class I : FAHCX

This annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.70%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2025, according to the ICE BofA US High Yield Constrained Index, extending a rebound that began in early April. The advance has been supported by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.05% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, led by technology & electronics. Security selection in basic industry and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+50%). The company was the fund's largest holding. A second notable relative contributor was a non-benchmark stake in Comfort Systems USA (+147%). The company was one of the biggest holdings at period end. Another notable relative contributor was a non-benchmark stake in Nvidia (+53%), also a top holding.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in technology & electronics. Our choices in financial services also hampered the fund's relative result, as did an underweight in health care. Lastly, the fund's position in cash detracted.
•A non-benchmark stake in Monday.com returned -29% and was the biggest individual relative detractor. The second-largest relative detractor was a non-benchmark stake in Apollo Global Management (-12%). Another notable relative detractor was an overweight in ON Semiconductor (-14%).
•Notable changes in positioning include lower allocations to the capital goods and leisure industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	12.46%	8.87%	7.46%
ICE® BofA® US High Yield Constrained Index	8.03%	5.48%	5.80%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$2,682,880,925
Number of Holdings	738
Total Advisory Fee	$16,062,575
Portfolio Turnover	22%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 4.8
BB - 18.3
B - 24.8
CCC,CC,C - 10.0
Not Rated - 5.6
Equities - 20.9
Short-Term Investments and Net Other Assets (Liabilities) - 15.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 46.6
Common Stocks - 19.9
Bank Loan Obligations - 11.0
Preferred Securities - 3.3
Alternative Funds - 2.2
Preferred Stocks - 1.0
Asset-Backed Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 15.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Canada - 1.6
United Kingdom - 1.5
France - 1.4
Taiwan - 0.8
Australia - 0.5
Netherlands - 0.5
China - 0.4
Zambia - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	2.2
EchoStar Corp	1.9
TransDigm Inc	1.9
Energy Transfer LP	1.9
NVIDIA Corp	1.8
Comfort Systems USA Inc	1.3
LBM Acquisition LLC	1.3
X Corp	1.2
Tenet Healthcare Corp	1.2
Meta Platforms Inc Class A	1.1
15.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913817.101    644-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class C : FAHEX

This annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.70%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2025, according to the ICE BofA US High Yield Constrained Index, extending a rebound that began in early April. The advance has been supported by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.05% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, led by technology & electronics. Security selection in basic industry and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+50%). The company was the fund's largest holding. A second notable relative contributor was a non-benchmark stake in Comfort Systems USA (+147%). The company was one of the biggest holdings at period end. Another notable relative contributor was a non-benchmark stake in Nvidia (+53%), also a top holding.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in technology & electronics. Our choices in financial services also hampered the fund's relative result, as did an underweight in health care. Lastly, the fund's position in cash detracted.
•A non-benchmark stake in Monday.com returned -29% and was the biggest individual relative detractor. The second-largest relative detractor was a non-benchmark stake in Apollo Global Management (-12%). Another notable relative detractor was an overweight in ON Semiconductor (-14%).
•Notable changes in positioning include lower allocations to the capital goods and leisure industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	10.36%	7.80%	6.54%
Class C	11.36%	7.80%	6.54%
ICE® BofA® US High Yield Constrained Index	8.03%	5.48%	5.80%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$2,682,880,925
Number of Holdings	738
Total Advisory Fee	$16,062,575
Portfolio Turnover	22%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 4.8
BB - 18.3
B - 24.8
CCC,CC,C - 10.0
Not Rated - 5.6
Equities - 20.9
Short-Term Investments and Net Other Assets (Liabilities) - 15.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 46.6
Common Stocks - 19.9
Bank Loan Obligations - 11.0
Preferred Securities - 3.3
Alternative Funds - 2.2
Preferred Stocks - 1.0
Asset-Backed Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 15.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Canada - 1.6
United Kingdom - 1.5
France - 1.4
Taiwan - 0.8
Australia - 0.5
Netherlands - 0.5
China - 0.4
Zambia - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	2.2
EchoStar Corp	1.9
TransDigm Inc	1.9
Energy Transfer LP	1.9
NVIDIA Corp	1.8
Comfort Systems USA Inc	1.3
LBM Acquisition LLC	1.3
X Corp	1.2
Tenet Healthcare Corp	1.2
Meta Platforms Inc Class A	1.1
15.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913816.101    521-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Capital & Income Fund Fidelity Advisor® Capital & Income Fund Class A : FAHDX

This annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.95%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2025, according to the ICE BofA US High Yield Constrained Index, extending a rebound that began in early April. The advance has been supported by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.05% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, led by technology & electronics. Security selection in basic industry and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+50%). The company was the fund's largest holding. A second notable relative contributor was a non-benchmark stake in Comfort Systems USA (+147%). The company was one of the biggest holdings at period end. Another notable relative contributor was a non-benchmark stake in Nvidia (+53%), also a top holding.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in technology & electronics. Our choices in financial services also hampered the fund's relative result, as did an underweight in health care. Lastly, the fund's position in cash detracted.
•A non-benchmark stake in Monday.com returned -29% and was the biggest individual relative detractor. The second-largest relative detractor was a non-benchmark stake in Apollo Global Management (-12%). Another notable relative detractor was an overweight in ON Semiconductor (-14%).
•Notable changes in positioning include lower allocations to the capital goods and leisure industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	7.78%	7.74%	6.76%
Class A (without 4.00% sales charge)	12.27%	8.62%	7.20%
ICE® BofA® US High Yield Constrained Index	8.03%	5.48%	5.80%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$2,682,880,925
Number of Holdings	738
Total Advisory Fee	$16,062,575
Portfolio Turnover	22%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 4.8
BB - 18.3
B - 24.8
CCC,CC,C - 10.0
Not Rated - 5.6
Equities - 20.9
Short-Term Investments and Net Other Assets (Liabilities) - 15.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 46.6
Common Stocks - 19.9
Bank Loan Obligations - 11.0
Preferred Securities - 3.3
Alternative Funds - 2.2
Preferred Stocks - 1.0
Asset-Backed Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 15.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Canada - 1.6
United Kingdom - 1.5
France - 1.4
Taiwan - 0.8
Australia - 0.5
Netherlands - 0.5
China - 0.4
Zambia - 0.4
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	2.2
EchoStar Corp	1.9
TransDigm Inc	1.9
Energy Transfer LP	1.9
NVIDIA Corp	1.8
Comfort Systems USA Inc	1.3
LBM Acquisition LLC	1.3
X Corp	1.2
Tenet Healthcare Corp	1.2
Meta Platforms Inc Class A	1.1
15.8
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913814.101    258-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity® Floating Rate High Income Fund : FFRHX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate High Income Fund	$ 66	0.64%
What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Floating Rate High Income Fund	5.99%	6.88%	5.19%
Morningstar® LSTA® US Performing Loans	6.40%	7.18%	5.70%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.5
BB - 20.7
B - 58.3
CCC,CC,C - 7.8
Not Rated - 7.4
Equities - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.4
Corporate Bonds - 3.6
Common Stocks - 1.6
Alternative Funds - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
United Kingdom - 2.8
Canada - 1.6
France - 1.2
Netherlands - 1.0
Grand Cayman (UK Overseas Ter) - 0.7
Luxembourg - 0.3
Sweden - 0.3
Switzerland - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.5
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Lumen Technologies Inc	1.1
Clydesdale Acquisition Holdings Inc	1.1
Altice France SA	1.1
X Corp	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.0
14.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913809.101    814-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class Z : FIQSX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 60	0.58%
What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.93%	6.92%	5.23%
Morningstar® LSTA® US Performing Loans	6.40%	7.18%	5.68%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.44%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.5
BB - 20.7
B - 58.3
CCC,CC,C - 7.8
Not Rated - 7.4
Equities - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.4
Corporate Bonds - 3.6
Common Stocks - 1.6
Alternative Funds - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
United Kingdom - 2.8
Canada - 1.6
France - 1.2
Netherlands - 1.0
Grand Cayman (UK Overseas Ter) - 0.7
Luxembourg - 0.3
Sweden - 0.3
Switzerland - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.5
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Lumen Technologies Inc	1.1
Clydesdale Acquisition Holdings Inc	1.1
Altice France SA	1.1
X Corp	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.0
14.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913808.101    3277-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class M : FFRTX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 96	0.93%
What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 2.75% sales charge)	2.78%	5.98%	4.58%
Class M (without 2.75% sales charge)	5.68%	6.57%	4.87%
Morningstar® LSTA® US Performing Loans	6.40%	7.18%	5.70%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.5
BB - 20.7
B - 58.3
CCC,CC,C - 7.8
Not Rated - 7.4
Equities - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.4
Corporate Bonds - 3.6
Common Stocks - 1.6
Alternative Funds - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
United Kingdom - 2.8
Canada - 1.6
France - 1.2
Netherlands - 1.0
Grand Cayman (UK Overseas Ter) - 0.7
Luxembourg - 0.3
Sweden - 0.3
Switzerland - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.5
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Lumen Technologies Inc	1.1
Clydesdale Acquisition Holdings Inc	1.1
Altice France SA	1.1
X Corp	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.0
14.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913812.101    872-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class I : FFRIX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 70	0.68%
What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.94%	6.84%	5.13%
Morningstar® LSTA® US Performing Loans	6.40%	7.18%	5.70%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.5
BB - 20.7
B - 58.3
CCC,CC,C - 7.8
Not Rated - 7.4
Equities - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.4
Corporate Bonds - 3.6
Common Stocks - 1.6
Alternative Funds - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
United Kingdom - 2.8
Canada - 1.6
France - 1.2
Netherlands - 1.0
Grand Cayman (UK Overseas Ter) - 0.7
Luxembourg - 0.3
Sweden - 0.3
Switzerland - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.5
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Lumen Technologies Inc	1.1
Clydesdale Acquisition Holdings Inc	1.1
Altice France SA	1.1
X Corp	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.0
14.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913807.101    279-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class C : FFRCX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.68%
What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.92%	5.77%	4.26%
Class C	4.90%	5.77%	4.26%
Morningstar® LSTA® US Performing Loans	6.40%	7.18%	5.70%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.5
BB - 20.7
B - 58.3
CCC,CC,C - 7.8
Not Rated - 7.4
Equities - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.4
Corporate Bonds - 3.6
Common Stocks - 1.6
Alternative Funds - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
United Kingdom - 2.8
Canada - 1.6
France - 1.2
Netherlands - 1.0
Grand Cayman (UK Overseas Ter) - 0.7
Luxembourg - 0.3
Sweden - 0.3
Switzerland - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.5
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Lumen Technologies Inc	1.1
Clydesdale Acquisition Holdings Inc	1.1
Altice France SA	1.1
X Corp	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.0
14.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913811.101    871-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Advisor® Floating Rate High Income Fund Fidelity Advisor® Floating Rate High Income Fund Class A : FFRAX

This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 96	0.93%
What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
October 31, 2015 through October 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 2.75% sales charge)	2.78%	5.97%	4.58%
Class A (without 2.75% sales charge)	5.69%	6.57%	4.88%
Morningstar® LSTA® US Performing Loans	6.40%	7.18%	5.70%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.5
BB - 20.7
B - 58.3
CCC,CC,C - 7.8
Not Rated - 7.4
Equities - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.4
Corporate Bonds - 3.6
Common Stocks - 1.6
Alternative Funds - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
United Kingdom - 2.8
Canada - 1.6
France - 1.2
Netherlands - 1.0
Grand Cayman (UK Overseas Ter) - 0.7
Luxembourg - 0.3
Sweden - 0.3
Switzerland - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.5
Fertitta Entertainment LLC/NV	1.2
Acrisure LLC	1.2
Lumen Technologies Inc	1.1
Clydesdale Acquisition Holdings Inc	1.1
Altice France SA	1.1
X Corp	1.1
Polaris Newco LLC	1.1
Caesars Entertainment Inc	1.0
14.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913810.101    861-TSRA-1225

Item 2.

Code of Ethics

As of the end of the period, October 31, 2025, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Capital & Income Fund, Fidelity Advisor Floating Rate High Income Fund and Fidelity Advisor Value Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital & Income Fund	$68,400	$-	$6,600	$800
Fidelity Advisor Floating Rate High Income Fund	$80,900	$-	$6,600	$1,000
Fidelity Advisor Value Fund	$44,100	$-	$6,700	$600
October 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital & Income Fund	$65,800	$-	$9,700	$1,500
Fidelity Advisor Floating Rate High Income Fund	$78,000	$-	$9,700	$1,700
Fidelity Advisor Value Fund	$42,500	$-	$11,200	$1,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2025A	October 31, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2025A	October 31, 2024A
Deloitte Entities	$2,454,500	$3,383,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Value Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Value Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
BELGIUM - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	17,030	1,406,267
CANADA - 5.2%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear Inc	28,940	1,687,642
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd	37,103	1,186,989
Cenovus Energy Inc	88,025	1,487,428
Cenovus Energy Inc (United States)	31,300	529,596
Imperial Oil Ltd (b)	17,806	1,574,870
Imperial Oil Ltd (United States)	4,500	396,945
Secure Waste Infrastructure Corp	118,384	1,477,954
South Bow Corp	36,558	948,259
		7,602,041
Financials - 0.4%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	7,496	652,035
Financial Services - 0.2%
ECN Capital Corp	382,188	760,261
TOTAL FINANCIALS		1,412,296

Industrials - 1.0%
Ground Transportation - 0.3%
TFI International Inc	11,039	992,019
Machinery - 0.7%
ATS Corp (c)	42,440	1,167,399
NFI Group Inc (c)	106,551	1,089,402
		2,256,801
TOTAL INDUSTRIALS		3,248,820

Materials - 0.8%
Chemicals - 0.5%
Methanex Corp (United States)	36,113	1,419,963
Metals & Mining - 0.1%
Algoma Steel Group Inc (United States) (b)	81,880	341,440
Paper & Forest Products - 0.2%
Interfor Corp (c)	124,059	699,659
TOTAL MATERIALS		2,461,062

TOTAL CANADA		16,411,861
FRANCE - 0.6%
Communication Services - 0.1%
Media - 0.1%
JCDecaux SE	24,018	437,136
Energy - 0.5%
Energy Equipment & Services - 0.5%
Vallourec SACA	82,548	1,536,180
TOTAL FRANCE		1,973,316
GERMANY - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (c)	6,698	695,989
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (c)	11,914	1,484,310
TOTAL GERMANY		2,180,299
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	103,501	1,439,501
ISRAEL - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (c)	60,514	1,239,327
MEXICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Grupo Televisa SAB ADR	247,209	652,632
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	77,560	670,756
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	69,500	1,393,499
PUERTO RICO - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Ltd Class C (c)	91,784	726,011
Financials - 0.5%
Banks - 0.5%
Popular Inc	14,281	1,591,904
TOTAL PUERTO RICO		2,317,915
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	24,860	773,935
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG	16,950	647,248
UNITED KINGDOM - 0.7%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Subsea 7 SA	28,180	514,677
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC	69,652	1,754,730
TOTAL UNITED KINGDOM		2,269,407
UNITED STATES - 88.0%
Communication Services - 1.0%
Interactive Media & Services - 0.3%
ZoomInfo Technologies Inc (c)	95,282	1,069,064
Media - 0.7%
Nexstar Media Group Inc (b)	8,685	1,699,915
Thryv Holdings Inc (b)(c)	65,771	507,094
		2,207,009
TOTAL COMMUNICATION SERVICES		3,276,073

Consumer Discretionary - 10.3%
Automobile Components - 0.4%
Patrick Industries Inc	13,824	1,442,811
Diversified Consumer Services - 0.4%
Driven Brands Holdings Inc (c)	96,200	1,380,469
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp (c)	22,570	650,693
Hilton Grand Vacations Inc (c)	41,305	1,712,092
		2,362,785
Household Durables - 2.7%
Mohawk Industries Inc (c)	13,317	1,513,344
Newell Brands Inc	211,660	719,644
PulteGroup Inc	13,422	1,608,895
Somnigroup International Inc	20,901	1,658,285
TopBuild Corp (c)	4,060	1,715,269
Whirlpool Corp (b)	15,547	1,113,632
		8,329,069
Leisure Products - 1.8%
BRP Inc Subordinate Voting Shares	25,626	1,607,483
Brunswick Corp/DE (b)	23,697	1,566,609
Hasbro Inc	22,130	1,688,740
YETI Holdings Inc (b)(c)	28,631	973,168
		5,836,000
Specialty Retail - 3.1%
Academy Sports & Outdoors Inc	16,589	794,447
Bath & Body Works Inc	71,644	1,753,845
Gap Inc/The	42,828	978,620
Lithia Motors Inc Class A	6,097	1,914,946
Murphy USA Inc	3,430	1,228,626
Signet Jewelers Ltd (b)	15,461	1,528,320
Upbound Group Inc	80,884	1,567,532
		9,766,336
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd (c)	69,607	1,444,345
PVH Corp (b)	18,657	1,461,404
Samsonite Group SA (d)(e)	502,470	1,050,695
		3,956,444
TOTAL CONSUMER DISCRETIONARY		33,073,914

Consumer Staples - 3.5%
Beverages - 0.9%
Keurig Dr Pepper Inc	47,833	1,299,144
Primo Brands Corp Class A	80,229	1,762,631
		3,061,775
Consumer Staples Distribution & Retail - 0.7%
Dollar Tree Inc (c)	13,872	1,374,993
Grocery Outlet Holding Corp (c)	57,750	785,978
Sprouts Farmers Market Inc (c)	1,130	89,224
		2,250,195
Food Products - 1.8%
Bunge Global SA	19,732	1,866,647
Darling Ingredients Inc (c)	54,642	1,751,276
Ingredion Inc	17,570	2,027,754
		5,645,677
Personal Care Products - 0.1%
Kenvue Inc	23,650	339,850
TOTAL CONSUMER STAPLES		11,297,497

Energy - 5.6%
Energy Equipment & Services - 2.1%
Atlas Energy Solutions Inc (b)	61,719	764,081
Baker Hughes Co Class A	16,100	779,401
Expro Group Holdings NV (c)	128,697	1,747,705
Kodiak Gas Services Inc	20,550	757,884
Tenaris SA	57,480	1,142,408
Weatherford International PLC	23,339	1,719,851
		6,911,330
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp (c)	10,673	329,902
Cheniere Energy Inc	1,447	306,764
Core Natural Resources Inc	21,664	1,711,456
Delek US Holdings Inc	44,769	1,690,477
Diamondback Energy Inc	4,295	615,001
Kinder Morgan Inc	29,200	764,748
Phillips 66	19,540	2,660,177
Range Resources Corp	13,895	493,967
Targa Resources Corp	11,231	1,730,023
Valero Energy Corp	5,200	881,712
		11,184,227
TOTAL ENERGY		18,095,557

Financials - 13.0%
Banks - 2.5%
East West Bancorp Inc	15,868	1,612,189
First Citizens BancShares Inc/NC Class A	921	1,680,660
First Citizens BancShares Inc/NC Class B	210	346,500
First Horizon Corp	4,400	93,984
KeyCorp	77,268	1,359,144
Webster Financial Corp	31,730	1,809,879
Western Alliance Bancorp	13,721	1,061,319
		7,963,675
Capital Markets - 2.2%
Ameriprise Financial Inc	3,755	1,700,151
BGC Group Inc Class A	148,273	1,355,215
Blue Owl Capital Inc Class A	58,440	921,599
Raymond James Financial Inc	9,625	1,527,199
State Street Corp	14,455	1,671,865
		7,176,029
Consumer Finance - 2.1%
Ally Financial Inc	42,531	1,657,433
Credit Acceptance Corp (c)	2,410	1,078,089
OneMain Holdings Inc	32,449	1,920,657
PROG Holdings Inc	30,009	868,160
SLM Corp	49,758	1,336,002
		6,860,341
Financial Services - 3.4%
Apollo Global Management Inc	12,317	1,531,126
Corpay Inc (c)	3,350	872,173
Fiserv Inc (c)	6,550	436,819
Global Payments Inc	19,071	1,482,961
NCR Atleos Corp (c)	38,851	1,433,602
PennyMac Financial Services Inc	13,431	1,689,754
Voya Financial Inc	23,510	1,750,555
WEX Inc (c)	11,724	1,710,297
		10,907,287
Insurance - 2.8%
Ambac Financial Group Inc (c)	54,458	447,100
Assurant Inc	6,674	1,413,019
First American Financial Corp	28,464	1,779,285
Primerica Inc	5,631	1,463,328
Reinsurance Group of America Inc	13,114	2,392,781
Travelers Companies Inc/The	5,550	1,490,841
		8,986,354
TOTAL FINANCIALS		41,893,686

Health Care - 11.2%
Biotechnology - 0.4%
Centessa Pharmaceuticals PLC ADR (c)	656	16,334
Exact Sciences Corp (c)	4,561	295,052
Insmed Inc (c)	399	75,650
Legend Biotech Corp ADR (c)	3,173	102,805
Moderna Inc (c)	24,323	660,614
United Therapeutics Corp (c)	408	181,735
Viking Therapeutics Inc (c)	879	33,472
Viridian Therapeutics Inc (c)	2,816	66,542
		1,432,204
Health Care Equipment & Supplies - 3.1%
Align Technology Inc (c)	787	108,512
Baxter International Inc	51,982	960,108
Becton Dickinson & Co	5,790	1,034,731
Cooper Cos Inc/The (c)	3,516	245,804
GE HealthCare Technologies Inc	7,035	527,273
Globus Medical Inc Class A (c)	1,252	75,607
Haemonetics Corp (c)	22,970	1,148,730
Hologic Inc (c)	1,486	109,830
Lantheus Holdings Inc (c)	26,062	1,503,517
QuidelOrtho Corp (c)	61,999	1,673,353
ResMed Inc (b)	728	179,729
Solventum Corp (c)	29,635	2,046,000
STERIS PLC	928	218,730
Zimmer Biomet Holdings Inc	2,345	235,813
		10,067,737
Health Care Providers & Services - 3.9%
Acadia Healthcare Co Inc (b)(c)	78,062	1,678,333
AdaptHealth Corp (c)	182,385	1,639,641
BrightSpring Health Services Inc (c)	51,640	1,706,702
Cencora Inc	1,746	589,816
Centene Corp (c)	5,301	187,496
Cigna Group/The	1,510	369,059
CVS Health Corp	22,585	1,765,018
Encompass Health Corp	2,419	275,403
Henry Schein Inc (c)	1,269	80,201
Humana Inc	1,351	375,835
LifeStance Health Group Inc (c)	5,700	27,930
Molina Healthcare Inc (c)	10,467	1,602,079
PACS Group Inc (c)	101,685	1,228,355
Quest Diagnostics Inc	2,486	437,412
Surgery Partners Inc (c)	3,598	78,904
Tenet Healthcare Corp (c)	1,010	208,555
		12,250,739
Health Care Technology - 0.0%
Veeva Systems Inc Class A (c)	135	39,312
Life Sciences Tools & Services - 2.2%
Agilent Technologies Inc	3,507	513,285
Avantor Inc (c)	8,314	98,270
Bruker Corp	22,435	873,619
Fortrea Holdings Inc (c)	105,429	1,102,787
ICON PLC (c)	10,840	1,862,529
Illumina Inc (c)	1,290	159,367
IQVIA Holdings Inc (c)	10,037	2,172,609
Revvity Inc (b)	2,467	230,887
West Pharmaceutical Services Inc	457	128,906
		7,142,259
Pharmaceuticals - 1.6%
Elanco Animal Health Inc (c)	57,343	1,270,147
GSK PLC ADR	16,540	775,064
Jazz Pharmaceuticals PLC (c)	10,294	1,416,866
Royalty Pharma PLC Class A	5,677	213,115
Viatris Inc	144,624	1,498,305
		5,173,497
TOTAL HEALTH CARE		36,105,748

Industrials - 19.0%
Aerospace & Defense - 0.7%
Textron Inc	28,480	2,301,469
Air Freight & Logistics - 1.4%
FedEx Corp	4,976	1,263,008
Forward Air Corp Class A (b)(c)	34,260	644,431
GXO Logistics Inc (c)	31,674	1,780,396
United Parcel Service Inc Class B	7,370	710,615
		4,398,450
Building Products - 1.5%
Masterbrand Inc (b)(c)	112,210	1,417,212
Owens Corning	6,660	847,885
Tecnoglass Inc	21,064	1,256,046
UFP Industries Inc	15,649	1,441,743
		4,962,886
Commercial Services & Supplies - 1.6%
Brink's Co/The	14,620	1,625,159
GEO Group Inc/The (c)	32,430	550,337
HNI Corp	35,223	1,441,325
MillerKnoll Inc	54,010	843,636
Vestis Corp	161,622	848,516
		5,308,973
Construction & Engineering - 1.1%
Centuri Holdings Inc (c)	43,731	882,928
Fluor Corp (c)	28,089	1,369,901
WillScot Holdings Corp	55,190	1,200,383
		3,453,212
Electrical Equipment - 0.9%
Acuity Inc	3,371	1,230,583
Regal Rexnord Corp	11,957	1,684,622
		2,915,205
Ground Transportation - 1.9%
Ryder System Inc	9,792	1,657,100
Saia Inc (c)	6,125	1,791,563
U-Haul Holding Co Class N	31,753	1,539,703
XPO Inc (c)	8,609	1,238,576
		6,226,942
Machinery - 5.0%
Allison Transmission Holdings Inc	23,557	1,944,630
CNH Industrial NV Class A	124,953	1,310,757
Cummins Inc	5,123	2,242,236
Flowserve Corp	38,659	2,638,478
Gates Industrial Corp PLC (c)	77,331	1,707,468
JBT Marel Corp	11,100	1,399,710
Oshkosh Corp	13,891	1,712,621
Terex Corp	38,217	1,758,746
Timken Co/The (b)	13,946	1,094,900
		15,809,546
Passenger Airlines - 0.7%
Delta Air Lines 1991 Series J Pass Through Trust	37,690	2,162,652
Professional Services - 2.8%
Amentum Holdings Inc (b)(c)	83,847	1,879,012
Concentrix Corp (b)	26,827	1,081,396
First Advantage Corp (b)(c)	95,727	1,209,032
Genpact Ltd	32,010	1,221,182
KBR Inc	42,187	1,807,291
Maximus Inc	10,710	890,215
Science Applications International Corp	8,200	768,422
		8,856,550
Trading Companies & Distributors - 1.4%
GATX Corp (b)	7,770	1,218,725
Herc Holdings Inc (b)	14,958	2,124,784
McGrath RentCorp	10,332	1,110,069
		4,453,578
TOTAL INDUSTRIALS		60,849,463

Information Technology - 6.9%
Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics Inc (c)	15,206	1,696,229
Avnet Inc	28,120	1,362,414
Crane NXT Co (b)	31,305	1,980,042
Insight Enterprises Inc (c)	10,479	1,047,900
Vontier Corp	8,830	339,955
		6,426,540
IT Services - 1.0%
ASGN Inc (c)	22,313	998,730
EPAM Systems Inc (c)	6,400	1,046,656
GoDaddy Inc Class A (c)	8,280	1,102,316
		3,147,702
Semiconductors & Semiconductor Equipment - 1.6%
First Solar Inc (c)	11,769	3,141,617
ON Semiconductor Corp (c)	38,039	1,904,993
		5,046,610
Software - 0.3%
NCR Voyix Corp (c)	101,989	1,163,694
Technology Hardware, Storage & Peripherals - 2.0%
Sandisk Corp/DE	8,610	1,716,231
Western Digital Corp	32,171	4,832,407
		6,548,638
TOTAL INFORMATION TECHNOLOGY		22,333,184

Materials - 4.7%
Chemicals - 1.4%
Avient Corp	6,800	218,076
Corteva Inc	20,885	1,283,174
Ingevity Corp (c)	17,000	913,240
Minerals Technologies Inc	1,800	102,150
Mosaic Co/The	45,090	1,237,721
RPM International Inc	3,800	415,264
Westlake Corp (b)	3,543	243,794
		4,413,419
Construction Materials - 0.4%
GCC SAB de CV	53,708	515,731
Martin Marietta Materials Inc	1,387	850,370
		1,366,101
Containers & Packaging - 1.1%
International Paper Co	12,622	487,714
O-I Glass Inc (c)	70,491	795,843
Smurfit WestRock PLC	64,146	2,368,271
		3,651,828
Metals & Mining - 1.7%
Constellium SE (c)	143,169	2,252,048
Reliance Inc	7,907	2,233,174
Steel Dynamics Inc	5,412	848,602
		5,333,824
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	4,663	406,193
TOTAL MATERIALS		15,171,365

Real Estate - 6.3%
Health Care REITs - 1.4%
American Healthcare REIT Inc	35,935	1,628,574
Ventas Inc	30,906	2,280,554
Welltower Inc	4,195	759,463
		4,668,591
Industrial REITs - 1.1%
EastGroup Properties Inc	8,341	1,455,755
Prologis Inc	9,308	1,155,030
Rexford Industrial Realty Inc	21,134	873,256
		3,484,041
Real Estate Management & Development - 1.0%
Compass Inc Class A (c)	195,263	1,505,478
Jones Lang LaSalle Inc (c)	5,588	1,704,843
		3,210,321
Residential REITs - 0.5%
Sun Communities Inc	13,600	1,721,760
Specialized REITs - 2.3%
CubeSmart	12,130	456,937
Equinix Inc	1,940	1,641,259
Iron Mountain Inc	25,724	2,648,287
Lamar Advertising Co Class A	8,694	1,031,021
Outfront Media Inc	90,160	1,594,930
		7,372,434
TOTAL REAL ESTATE		20,457,147

Utilities - 6.5%
Electric Utilities - 3.6%
Constellation Energy Corp	5,694	2,146,638
Evergy Inc	17,572	1,349,705
Eversource Energy	52,072	3,843,435
PG&E Corp	264,665	4,224,054
		11,563,832
Gas Utilities - 0.8%
UGI Corp	73,315	2,450,920
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp/The	201,208	2,790,755
Vistra Corp	6,050	1,139,215
		3,929,970
Multi-Utilities - 0.9%
Sempra	33,228	3,054,982
TOTAL UTILITIES		20,999,704

TOTAL UNITED STATES		283,553,338
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (c)	97,749	2,029,483
TOTAL COMMON STOCKS (Cost $273,083,879)		318,958,784

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026 (g)	3.83	20,000	19,819
US Treasury Bills 0% 11/13/2025 (g)	4.16	20,000	19,979
US Treasury Bills 0% 12/11/2025 (g)	3.98	90,000	89,632
US Treasury Bills 0% 12/26/2025 (g)	3.93	40,000	39,770
US Treasury Bills 0% 12/4/2025 (g)	3.97	20,000	19,933
TOTAL U.S. TREASURY OBLIGATIONS (Cost $189,082)			189,133

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	2,734,371	2,734,917
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	13,610,777	13,612,138
TOTAL MONEY MARKET FUNDS (Cost $16,347,041)			16,347,055

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $289,620,002)	335,494,972
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(12,915,054)
NET ASSETS - 100.0%	322,579,918

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	5	12/19/2025	1,628,850	(31,355)	(31,355)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,824,630 or 0.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,824,630 or 0.6% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $189,133.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,080,273	107,854,332	110,199,648	141,796	(41)	1	2,734,917	2,734,371	0.0%
Fidelity Securities Lending Cash Central Fund	11,851,163	108,618,012	106,857,037	61,358	-	-	13,612,138	13,610,777	0.1%
Total	16,931,436	216,472,344	217,056,685	203,154	(41)	1	16,347,055

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,865,787	5,091,852	773,935	-
Consumer Discretionary	34,761,556	33,710,861	1,050,695	-
Consumer Staples	11,297,497	11,297,497	-	-
Energy	29,812,710	28,670,302	1,142,408	-
Financials	46,984,635	45,545,134	1,439,501	-
Health Care	38,041,064	38,041,064	-	-
Industrials	65,582,593	64,098,283	1,484,310	-
Information Technology	22,333,184	22,333,184	-	-
Materials	21,068,177	21,068,177	-	-
Real Estate	20,457,147	20,457,147	-	-
Utilities	22,754,434	20,999,704	1,754,730	-

U.S. Treasury Obligations	189,133	-	189,133	-

Money Market Funds	16,347,055	16,347,055	-	-
Total Investments in Securities:	335,494,972	327,660,260	7,834,712	-
Derivative Instruments:

Liabilities
Futures Contracts	(31,355)	(31,355)	-	-
Total Liabilities	(31,355)	(31,355)	-	-
Total Derivative Instruments:	(31,355)	(31,355)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(31,355)
Total Equity Risk	-	(31,355)
Total Value of Derivatives	-	(31,355)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $18,138,934) - See accompanying schedule:
Unaffiliated issuers (cost $273,272,961)	$319,147,917
Fidelity Central Funds (cost $16,347,041)	16,347,055

Total Investment in Securities (cost $289,620,002)		$335,494,972
Foreign currency held at value (cost $2,539)		2,528
Receivable for investments sold		1,238,381
Receivable for fund shares sold		262,001
Dividends receivable		189,765
Distributions receivable from Fidelity Central Funds		12,996
Receivable for daily variation margin on futures contracts		10,932
Prepaid expenses		365
Total assets		337,211,940
Liabilities
Payable to custodian bank	$193,129
Payable for investments purchased	378,953
Payable for fund shares redeemed	162,616
Accrued management fee	187,352
Distribution and service plan fees payable	41,025
Other payables and accrued expenses	57,156
Collateral on securities loaned	13,611,791
Total liabilities		14,632,022
Net Assets		$322,579,918
Net Assets consist of:
Paid in capital		$254,500,350
Total accumulated earnings (loss)		68,079,568
Net Assets		$322,579,918

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($101,134,299 ÷ 2,780,561 shares)(a)		$36.37
Maximum offering price per share (100/94.25 of $36.37)		$38.59
Class M :
Net Asset Value and redemption price per share ($25,685,939 ÷ 716,266 shares)(a)		$35.86
Maximum offering price per share (100/96.50 of $35.86)		$37.16
Class C :
Net Asset Value and offering price per share ($10,496,211 ÷ 312,908 shares)(a)		$33.54
Class I :
Net Asset Value, offering price and redemption price per share ($125,066,103 ÷ 3,391,233 shares)		$36.88
Class Z :
Net Asset Value, offering price and redemption price per share ($60,197,366 ÷ 1,629,352 shares)		$36.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$6,314,703
Interest		9,330
Income from Fidelity Central Funds (including $61,358 from security lending)		203,154
Total income		6,527,187
Expenses
Management fee
Basic fee	$2,326,229
Performance adjustment	209,838
Distribution and service plan fees	493,973
Custodian fees and expenses	54,381
Independent trustees' fees and expenses	1,417
Registration fees	86,716
Audit fees	62,090
Legal	5,692
Miscellaneous	3,308
Total expenses		3,243,644
Net Investment income (loss)		3,283,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,344,640
Fidelity Central Funds	(41)
Foreign currency transactions	7,723
Futures contracts	15,666
Total net realized gain (loss)		27,367,988
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(12,107,831)
Fidelity Central Funds	1
Unfunded commitments	77,516
Assets and liabilities in foreign currencies	1,610
Futures contracts	(47,768)
Total change in net unrealized appreciation (depreciation)		(12,076,472)
Net gain (loss)		15,291,516
Net increase (decrease) in net assets resulting from operations		$18,575,059
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,283,543	$3,112,531
Net realized gain (loss)	27,367,988	53,302,093
Change in net unrealized appreciation (depreciation)	(12,076,472)	37,328,285
Net increase (decrease) in net assets resulting from operations	18,575,059	93,742,909
Distributions to shareholders	(42,775,215)	(3,454,881)

Share transactions - net increase (decrease)	(33,245,341)	(15,354,393)
Total increase (decrease) in net assets	(57,445,497)	74,933,635

Net Assets
Beginning of period	380,025,415	305,091,780
End of period	$322,579,918	$380,025,415

Financial Highlights
Fidelity Advisor® Value Fund Class A

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.63	$29.81	$29.71	$33.55	$20.40
Income from Investment Operations
Net investment income (loss) A,B	.28	.26	.23	.24	.11
Net realized and unrealized gain (loss)	1.79	8.85	(.01)	(2.61)	13.15
Total from investment operations	2.07	9.11	.22	(2.37)	13.26
Distributions from net investment income	(.25)	(.29)	(.12)	(.24)	(.11)
Distributions from net realized gain	(4.08)	-	-	(1.24)	-
Total distributions	(4.33)	(.29)	(.12)	(1.47) C	(.11)
Net asset value, end of period	$36.37	$38.63	$29.81	$29.71	$33.55
Total Return D,E	5.50%	30.72%	.73%	(7.25)%	65.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.08%	1.21%	1.22%	1.15%	1.21%
Expenses net of fee waivers, if any	1.08%	1.15%	1.15%	1.15%	1.20%
Expenses net of all reductions, if any	1.08%	1.15%	1.15%	1.15%	1.20%
Net investment income (loss)	.80%	.71%	.74%	.76%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$101,134	$103,887	$86,044	$108,439	$100,604
Portfolio turnover rate H	68%	80%	75%	67%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Fund Class M

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.14	$29.45	$29.34	$33.13	$20.15
Income from Investment Operations
Net investment income (loss) A,B	.19	.17	.15	.16	.03
Net realized and unrealized gain (loss)	1.77	8.74	- C	(2.57)	13.01
Total from investment operations	1.96	8.91	.15	(2.41)	13.04
Distributions from net investment income	(.16)	(.22)	(.04)	(.15)	(.06)
Distributions from net realized gain	(4.08)	-	-	(1.24)	-
Total distributions	(4.24)	(.22)	(.04)	(1.38) D	(.06)
Net asset value, end of period	$35.86	$38.14	$29.45	$29.34	$33.13
Total Return E,F	5.26%	30.36%	.49%	(7.46)%	64.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.32%	1.45%	1.46%	1.40%	1.47%
Expenses net of fee waivers, if any	1.32%	1.40%	1.40%	1.40%	1.45%
Expenses net of all reductions, if any	1.32%	1.40%	1.39%	1.40%	1.45%
Net investment income (loss)	.56%	.46%	.49%	.51%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$25,686	$26,299	$21,708	$22,540	$23,323
Portfolio turnover rate I	68%	80%	75%	67%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Fund Class C

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.92	$27.73	$27.73	$31.45	$19.18
Income from Investment Operations
Net investment income (loss) A,B	.01	(.01)	- C	- C	(.12)
Net realized and unrealized gain (loss)	1.66	8.24	- C	(2.43)	12.39
Total from investment operations	1.67	8.23	- C	(2.43)	12.27
Distributions from net investment income	-	(.04)	-	(.08)	-
Distributions from net realized gain	(4.05)	-	-	(1.21)	-
Total distributions	(4.05)	(.04)	-	(1.29)	-
Net asset value, end of period	$33.54	$35.92	$27.73	$27.73	$31.45
Total Return D,E	4.72%	29.70%	-%	(7.94)%	63.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.84%	1.97%	2.00%	1.93%	2.01%
Expenses net of fee waivers, if any	1.84%	1.90%	1.90%	1.90%	1.96%
Expenses net of all reductions, if any	1.84%	1.90%	1.90%	1.90%	1.96%
Net investment income (loss)	.04%	(.04)%	(.01)%	-% H	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,496	$12,489	$11,802	$14,661	$15,726
Portfolio turnover rate I	68%	80%	75%	67%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Fund Class I

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.12	$30.19	$30.09	$33.96	$20.64
Income from Investment Operations
Net investment income (loss) A,B	.39	.35	.31	.32	.20
Net realized and unrealized gain (loss)	1.82	8.96	(.02)	(2.63)	13.30
Total from investment operations	2.21	9.31	.29	(2.31)	13.50
Distributions from net investment income	(.36)	(.38)	(.19)	(.33)	(.18)
Distributions from net realized gain	(4.08)	-	-	(1.24)	-
Total distributions	(4.45) C	(.38)	(.19)	(1.56) C	(.18)
Net asset value, end of period	$36.88	$39.12	$30.19	$30.09	$33.96
Total Return D	5.81%	31.04%	.97%	(6.99)%	65.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.80%	.93%	.94%	.88%	.92%
Expenses net of fee waivers, if any	.80%	.90%	.90%	.88%	.92%
Expenses net of all reductions, if any	.80%	.90%	.90%	.88%	.92%
Net investment income (loss)	1.08%	.96%	.99%	1.02%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$125,066	$160,791	$134,095	$170,764	$104,393
Portfolio turnover rate G	68%	80%	75%	67%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Fund Class Z

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.15	$30.21	$30.10	$33.96	$20.63
Income from Investment Operations
Net investment income (loss) A,B	.43	.41	.36	.36	.25
Net realized and unrealized gain (loss)	1.83	8.95	(.01)	(2.62)	13.28
Total from investment operations	2.26	9.36	.35	(2.26)	13.53
Distributions from net investment income	(.37)	(.42)	(.24)	(.36)	(.20)
Distributions from net realized gain	(4.08)	-	-	(1.24)	-
Total distributions	(4.46) C	(.42)	(.24)	(1.60)	(.20)
Net asset value, end of period	$36.95	$39.15	$30.21	$30.10	$33.96
Total Return D	5.95%	31.21%	1.14%	(6.86)%	65.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68%	.81%	.82%	.76%	.77%
Expenses net of fee waivers, if any	.68%	.75%	.75%	.75%	.77%
Expenses net of all reductions, if any	.68%	.75%	.75%	.75%	.77%
Net investment income (loss)	1.20%	1.11%	1.14%	1.16%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$60,197	$76,560	$51,443	$81,306	$45,835
Portfolio turnover rate G	68%	80%	75%	67%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$69,220,299
Gross unrealized depreciation	(26,330,156)
Net unrealized appreciation (depreciation)	$42,890,143
Tax Cost	$292,604,829

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,937,393
Undistributed long-term capital gain	$22,250,834
Net unrealized appreciation (depreciation) on securities and other investments	$42,891,341

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$6,476,338	$3,454,881
Long-term Capital Gains	36,298,877	-
Total	$42,775,215	$3,454,881

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Fund	233,961,777	306,821,428
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .06%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	253,997	4,768
Class M	.25%	.25%	127,900	1,826
Class C	.75%	.25%	112,076	11,999
			493,973	18,593
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	31,439
Class M	861
Class CA	198
32,498

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Fund	11,285

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Value Fund	22,361,010	13,415,587	2,459,674
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Value Fund	482
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Value Fund	6,527	113	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Value Fund	5,022,395
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Value Fund
Distributions to shareholders
Class A	$11,640,133	$808,936
Class M	2,912,579	153,984
Class C	1,398,720	16,469
Class I	19,389,083	1,762,612
Class Z	7,434,700	712,880
Total	$42,775,215	$3,454,881
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Value Fund
Class A
Shares sold	337,632	358,651	$11,849,873	$13,097,539
Reinvestment of distributions	318,647	24,101	11,445,786	794,616
Shares redeemed	(565,266)	(579,500)	(19,655,235)	(20,872,534)
Net increase (decrease)	91,013	(196,748)	$3,640,424	$(6,980,379)
Class M
Shares sold	34,273	52,688	$1,159,339	$1,876,916
Reinvestment of distributions	81,234	4,679	2,882,980	152,627
Shares redeemed	(88,795)	(104,966)	(3,064,108)	(3,715,843)
Net increase (decrease)	26,712	(47,599)	$978,211	$(1,686,300)
Class C
Shares sold	43,448	52,752	$1,443,703	$1,771,421
Reinvestment of distributions	41,821	532	1,394,729	16,405
Shares redeemed	(120,018)	(131,244)	(3,854,144)	(4,385,543)
Net increase (decrease)	(34,749)	(77,960)	$(1,015,712)	$(2,597,717)
Class I
Shares sold	1,145,221	1,734,233	$41,911,524	$62,212,163
Reinvestment of distributions	529,710	52,545	19,244,373	1,750,267
Shares redeemed	(2,394,198)	(2,117,453)	(84,633,903)	(77,231,297)
Net increase (decrease)	(719,267)	(330,675)	$(23,478,006)	$(13,268,867)
Class Z
Shares sold	355,416	662,893	$12,349,691	$24,345,656
Reinvestment of distributions	182,116	19,285	6,621,737	641,991
Shares redeemed	(863,796)	(429,455)	(32,341,686)	(15,808,777)
Net increase (decrease)	(326,264)	252,723	$(13,370,258)	$9,178,870
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Value Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31,2025, $22,516,866, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in December, during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $111,875 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 71%; Class M designates 83%; Class C designates 100%; Class I designates 60%; and Class Z designates 59% of the dividends distributed in December, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 89.59%; Class M designates 100%; Class C designates 100%; Class I designates 75.44%; and Class Z designates 74.31% of the dividends distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 6.58%; Class M designates 0%; Class C designates 0%; Class I designates 5.54%; and Class Z designates 5.46% of the dividends distributed in December, during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that the total expense ratio of Class I of the fund ranked above the total peer group competitive median due to the fund's positive performance adjustment.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% through February 28, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.808899.121
FAV-ANN-1225
Fidelity Advisor® Capital & Income Fund

(formerly Fidelity Advisor® High Income Advantage Fund)

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Capital & Income Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Alternative Funds - 2.2%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $61,482,497)	6,289,403	59,390,203

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.5844% 10/20/2037 (d)(e)(f)	250,000	253,373
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (d)(e)(f)	349,000	351,330
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.6936% 1/16/2037 (d)(e)(f)	250,000	249,848
TOTAL BAILIWICK OF JERSEY		854,551
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.4045% 4/15/2037 (d)(e)(f)	250,000	251,790
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (d)(e)(f)	207,000	210,208
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.9371% 3/31/2038 (d)(e)(f)	150,000	150,904
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (d)(e)(f)	186,000	188,787
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0302% 7/20/2038 (d)(e)(f)	150,000	150,347
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2154% 7/24/2038 (d)(e)(f)	305,000	312,056
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (d)(e)(f)	202,000	202,719
Bbam US Clo III Ltd Series 2025-3A Class DR, 9.1416% 10/15/2038 (e)(f)	160,000	159,131
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.5545% 4/15/2038 (d)(e)(f)	276,000	277,520
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (d)(e)(f)	291,000	292,161
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (d)(e)(f)	162,000	163,335
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	250,000	255,395
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (d)(e)(f)	194,000	195,291
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (d)(e)(f)	412,000	423,890
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (d)(e)(f)	168,000	167,878
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (d)(e)(f)	926,000	931,898
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.9844% 7/20/2037 (d)(e)(f)	484,000	487,078
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.0045% 4/15/2038 (d)(e)(f)	184,000	184,226
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (d)(e)(f)	283,000	284,692
Galaxy XXV CLO Ltd Series 2025-25A Class ERR, CME Term SOFR 3 month Index + 5.75%, 9.608% 4/25/2036 (d)(e)(f)	100,000	99,742
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (d)(e)(f)	100,000	101,500
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (f)	150,000	153,241
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (d)(e)(f)	165,000	166,063
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (d)(e)(f)	189,000	190,561
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (d)(e)(f)	192,000	193,500
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (d)(e)(f)	230,000	231,157
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (d)(e)(f)	363,000	366,320
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (d)(e)(f)	127,000	128,016
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (d)(e)(f)	273,000	271,378
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (d)(e)(f)	428,000	425,093
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.6844% 4/20/2038 (d)(e)(f)	113,000	112,763
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (d)(e)(f)	344,000	347,373
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		8,076,013
UNITED STATES - 0.0%
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.1344% 4/20/2034 (d)(e)(f)	250,000	249,388
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (f)	150,000	151,974
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.6344% 1/20/2038 (d)(e)(f)	150,000	152,700
TOTAL UNITED STATES		554,062
TOTAL ASSET-BACKED SECURITIES (Cost $9,402,957)		9,484,626

Bank Loan Obligations - 11.0%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2401% 8/1/2030 (d)(e)(g)	388,779	363,672
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/8/2031 (d)(e)(g)	2,457,855	1,782,461
TOTAL CANADA		2,146,133
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (d)(e)(g)	1,501,238	1,507,332
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (d)(e)(g)	2,845,960	2,837,821
LUXEMBOURG - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2065% 10/1/2032 (d)(e)(g)	2,135,000	2,081,625
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche 1ST LIEN AE TL 1LN, term loan 14.0018% 10/27/2025 (e)(g)(h)	19,387	19,387
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.0185% 2/12/2026 (d)(e)(g)	181,925	76,978
		96,365
TOTAL LUXEMBOURG		2,177,990
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 1/17/2032 (d)(e)(g)	2,949,979	2,953,136
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (d)(e)(g)	1,979,850	1,655,650
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (d)(e)(g)	7,579,125	7,618,612
UNITED STATES - 10.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.3531% 3/25/2026 (d)(e)(g)	1,042,633	695,957
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.2649% 3/25/2026 (d)(e)(g)(h)	138,322	145,411
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (d)(e)(g)	287,516	300,934
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.7631% 3/25/2026 (d)(e)(g)(h)	27,649	27,649
		1,169,951
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 6/24/2029 (d)(e)(g)	111,263	110,879
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3291% 1/31/2029 (d)(e)(g)	969,825	955,278
		1,066,157
TOTAL COMMUNICATION SERVICES		2,236,108

Consumer Discretionary - 1.6%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 5/6/2030 (d)(e)(g)	425,708	425,443
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/23/2032 (d)(e)(g)	1,136,248	1,135,066
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 6/20/2031 (d)(e)(g)	465,485	460,443
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (d)(e)(g)	4,101,120	3,414,183
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9773% 5/15/2028 (d)(e)(g)	2,634,732	2,635,548
		6,049,731
Hotels, Restaurants & Leisure - 0.3%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/29/2029 (d)(e)(g)	7,222,551	7,213,812
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (d)(e)(g)	1,603,038	1,544,255
		8,758,067
Household Durables - 0.1%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (d)(e)(g)	2,125,000	2,117,924
Specialty Retail - 1.0%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.4919% 10/16/2031 (d)(e)(g)	831,616	835,084
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/4/2031 (d)(e)(g)	471,424	467,889
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.881% 6/6/2031 (d)(e)(g)	24,102,746	23,234,083
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (d)(e)(g)	265,000	265,699
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 1/30/2031 (d)(e)(g)	348,403	347,375
		25,150,130
TOTAL CONSUMER DISCRETIONARY		44,096,804

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.3515% 1/24/2029 (d)(e)(g)	258,650	195,281
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 1/24/2029 (d)(e)(g)	168,264	169,176
		364,457
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 2/12/2031 (d)(e)(g)	350,578	348,944
TOTAL CONSUMER STAPLES		713,401

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (d)(e)(g)	350,633	351,071
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3404% 10/15/2031 (d)(e)(g)	301,765	302,950
Mesquite Energy Inc 1LN, term loan 0% (e)(g)(h)(i)	721,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)	1,670,606	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (d)(e)(g)	3,968,149	1,772,216
		2,426,237
Financials - 1.3%
Capital Markets - 0.2%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 10/31/2031 (d)(e)(g)	1,188,091	1,191,512
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 9/15/2031 (d)(e)(g)	4,282,638	4,292,017
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/26/2031 (d)(e)(g)	298,500	298,252
		5,781,781
Financial Services - 0.4%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (d)(e)(g)	2,320,000	2,264,900
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 7/31/2031 (d)(e)(g)	2,125,000	2,128,188
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4274% 10/8/2032 (d)(e)(g)	215,000	215,942
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (d)(e)(g)	5,027,400	5,028,204
		9,637,234
Insurance - 0.7%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 6/21/2032 (d)(e)(g)	2,681,615	2,680,783
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 11/6/2030 (d)(e)(g)	1,974,209	1,970,754
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 5/31/2032 (d)(e)(g)	615,000	617,940
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 9/19/2031 (d)(e)(g)	6,431,313	6,422,888
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 5/6/2032 (d)(e)(g)	2,273,684	2,301,537
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 5/6/2031 (d)(e)(g)	381,532	380,849
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (d)(e)(g)	4,676,256	4,690,706
		19,065,457
TOTAL FINANCIALS		34,484,472

Health Care - 0.8%
Health Care Equipment & Supplies - 0.2%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2146% 1/15/2031 (d)(e)(g)	538,650	541,478
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 10/23/2028 (d)(e)(g)	5,393,081	5,397,503
		5,938,981
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 11/15/2028 (d)(e)(g)	913,927	916,165
Health Care Technology - 0.5%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 2/15/2029 (d)(e)(g)	4,208,451	4,186,736
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8843% 5/1/2031 (d)(e)(g)	6,831,322	6,569,477
		10,756,213
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.2146% 10/8/2030 (d)(e)(g)	3,167,063	3,142,138
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 8/2/2032 (d)(e)(g)	235,000	236,664
		3,378,802
TOTAL HEALTH CARE		20,990,161

Industrials - 0.9%
Aerospace & Defense - 0.2%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 8/19/2032 (d)(e)(g)	3,855,000	3,855,848
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 1/19/2032 (d)(e)(g)	1,816,650	1,817,649
		5,673,497
Commercial Services & Supplies - 0.6%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 2/13/2032 (d)(e)(g)	3,387,975	3,379,505
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 12/21/2028 (d)(e)(g)	2,716,165	2,712,770
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (d)(e)(g)	1,034,250	876,765
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (d)(e)(g)	5,050,113	4,452,533
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (d)(e)(g)	393,600	394,092
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (d)(e)(g)	2,427,750	2,342,172
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.281% 11/30/2028 (d)(e)(g)	306,086	306,086
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.281% 11/30/2028 (d)(e)(g)	23,693	23,693
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0791% 12/10/2026 (d)(e)(g)	669,387	668,550
		15,156,166
Machinery - 0.1%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (d)(e)(g)	330,000	331,511
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0646% 3/25/2031 (d)(e)(g)	1,019,475	1,017,182
		1,348,693
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (d)(e)(g)	208,950	209,577
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1958% 2/22/2031 (d)(e)(g)	376,107	376,644
		586,221
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 9/29/2031 (d)(e)(g)	844,000	842,734
TOTAL INDUSTRIALS		23,607,311

Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 7/12/2032 (d)(e)(g)	249,613	249,770
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 8/18/2031 (d)(e)(g)	524,700	526,815
		776,585
IT Services - 1.2%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (e)(g)	497,287	409,849
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 3/20/2032 (d)(e)(g)	985,050	984,538
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	20,545,000	20,593,075
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (d)(e)(g)	10,826,505	10,546,207
		32,533,669
Software - 3.1%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/23/2032 (d)(e)(g)	35,000	35,671
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 2/24/2031 (d)(e)(g)	1,940,536	1,943,214
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 12/11/2028 (d)(e)(g)	2,843,453	2,840,496
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7353% 3/29/2032 (d)(e)(g)	4,937,625	4,945,673
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7631% 9/29/2028 (d)(e)(g)	2,267,600	2,269,414
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (d)(e)(g)	285,000	284,288
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 3/1/2029 (d)(e)(g)	9,958,200	9,418,764
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 5/3/2028 (d)(e)(g)	1,683,582	1,527,228
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (d)(e)(g)	4,969,800	4,850,525
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 10/31/2032 (d)(e)(g)(j)	315,000	315,000
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (d)(e)(g)	3,480,025	3,323,424
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 10/26/2030 (d)(e)(g)	2,214,117	2,213,121
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 8/31/2028 (d)(e)(g)	17,530,201	17,593,486
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2631% 4/24/2028 (d)(e)(g)	744,000	742,214
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 9/8/2032 (d)(e)(g)	1,315,000	1,293,631
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (d)(e)(g)	15,097,222	15,086,654
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (d)(e)(g)	7,665,917	7,589,257
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	5,087,250	5,309,817
		81,581,877
TOTAL INFORMATION TECHNOLOGY		114,892,131

Materials - 1.1%
Chemicals - 0.6%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (d)(e)(g)	11,840,768	11,715,729
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (d)(e)(g)	4,724,735	4,657,786
		16,373,515
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.1396% 4/13/2029 (d)(e)(g)	12,733,024	12,723,093
TOTAL MATERIALS		29,096,608

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (d)(e)(g)	311,201	312,238
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7329% 5/17/2030 (d)(e)(g)	95,157	95,170
		407,408
TOTAL UNITED STATES		272,950,641
TOTAL BANK LOAN OBLIGATIONS (Cost $298,597,384)		293,847,315

Common Stocks - 19.9%
	Shares	Value ($)
CANADA - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (k)	28,400	4,937,880
CHINA - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	894,000	11,574,007
FRANCE - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (h)	180,725	3,004,259
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,342,964
TOTAL FRANCE		4,347,223
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (k)	35,600	133,500
Studio City International Holdings Ltd ADR (f)(k)	32,338	121,268

TOTAL HONG KONG		254,768
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	7,900	1,652,048
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	74,000	22,231,820
UNITED STATES - 18.2%
Communication Services - 2.1%
Interactive Media & Services - 1.5%
Alphabet Inc Class A	39,600	11,135,124
Meta Platforms Inc Class A	46,200	29,953,770
		41,088,894
Media - 0.6%
EchoStar Corp (b)(k)	84,623	6,335,724
EchoStar Corp Class A (k)(l)	126,700	9,486,029
		15,821,753
TOTAL COMMUNICATION SERVICES		56,910,647

Consumer Discretionary - 1.4%
Automobile Components - 0.0%
UC Holdings Inc (h)(k)	29,835	0
Broadline Retail - 0.4%
Amazon.com Inc (k)	43,500	10,623,571
Hotels, Restaurants & Leisure - 0.4%
Booking Holdings Inc	800	4,062,192
Boyd Gaming Corp	74,300	5,785,741
New Cotai LLC / New Cotai Capital Corp (b)(h)(k)	1,458,195	481,204
		10,329,137
Household Durables - 0.3%
TopBuild Corp (k)	21,700	9,167,816
Specialty Retail - 0.3%
Dick's Sporting Goods Inc	15,200	3,366,040
Williams-Sonoma Inc	22,600	4,392,084
		7,758,124
Textiles, Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp (b)(h)	42,253	813,370
TOTAL CONSUMER DISCRETIONARY		38,692,018

Consumer Staples - 0.3%
Beverages - 0.1%
Celsius Holdings Inc (k)	39,200	2,361,016
Consumer Staples Distribution & Retail - 0.2%
Northeast Grocery Inc (b)(h)(k)	339,746	1,763,282
Southeastern Grocers Inc rights (h)(k)	250,623	9,819
US Foods Holding Corp (k)	52,700	3,827,074
		5,600,175
TOTAL CONSUMER STAPLES		7,961,191

Energy - 0.9%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (h)(k)	65,062	1
KLX Energy Services Holdings Inc warrants 3/12/2030 (k)	47,972	89,308
Noble Corp PLC (l)	1,410	41,383
Superior Energy Services Inc Class A (h)(k)	17,671	1,122,109
		1,252,801
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp	2,670	125,943
Energy Transfer LP	223,800	3,766,554
EP Energy Corp (h)(k)	147,125	238,343
Expand Energy Corp	490	50,622
Expand Energy Corp warrants 2/9/2026 (k)	926	82,872
Mesquite Energy Inc (h)(k)	90,382	18,455,118
		22,719,452
TOTAL ENERGY		23,972,253

Financials - 2.3%
Capital Markets - 0.4%
Ares Management Corp Class A	25,400	3,777,234
Blue Owl Capital Inc Class A	199,700	3,149,269
Moody's Corp	5,600	2,689,680
		9,616,183
Consumer Finance - 0.2%
OneMain Holdings Inc	75,800	4,486,602
Financial Services - 1.4%
Apollo Global Management Inc	108,200	13,450,342
Block Inc Class A (k)	64,100	4,867,754
Carnelian Point Holdings LP warrants 6/30/2027 (h)(k)	118	345
Mastercard Inc Class A	16,000	8,831,840
Rocket Cos Inc Class A	16,544	275,623
Visa Inc Class A	30,800	10,494,792
		37,920,696
Insurance - 0.3%
Arthur J Gallagher & Co	34,500	8,607,405
TOTAL FINANCIALS		60,630,886

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC warrants (h)(k)	1,505	5,885
Tenet Healthcare Corp (k)	15,300	3,159,297
		3,165,182
Industrials - 4.8%
Building Products - 0.6%
Carlisle Cos Inc	5,600	1,820,280
Simpson Manufacturing Co Inc	13,400	2,365,100
Trane Technologies PLC	26,100	11,709,765
		15,895,145
Construction & Engineering - 2.2%
Comfort Systems USA Inc	34,800	33,602,184
EMCOR Group Inc	24,300	16,421,454
IES Holdings Inc (k)	16,700	6,544,396
WillScot Holdings Corp	97,300	2,116,275
		58,684,309
Electrical Equipment - 1.8%
Eaton Corp PLC	36,500	13,926,940
NEXTracker Inc Class A (k)	149,800	15,162,756
nVent Electric PLC	51,800	5,923,330
Vertiv Holdings Co Class A	67,400	12,998,764
		48,011,790
Machinery - 0.2%
Parker-Hannifin Corp	6,900	5,332,527
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	37,463	13,487
Spirit Aviation Holdings Inc	8,110	2,919
		16,406
TOTAL INDUSTRIALS		127,940,177

Information Technology - 4.7%
Communications Equipment - 0.4%
Arista Networks Inc	62,400	9,839,856
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (k)	27,500	3,628,900
IT Services - 0.0%
GTT Communications Inc (h)(k)	11,856	442,229
Semiconductors & Semiconductor Equipment - 3.0%
KLA Corp	7,600	9,186,424
Marvell Technology Inc	45,200	4,237,048
Micron Technology Inc	29,400	6,578,838
MKS Inc	27,200	3,908,912
NVIDIA Corp	230,000	46,572,700
ON Semiconductor Corp (k)	113,260	5,672,061
Wolfspeed Inc	159,185	4,189,749
		80,345,732
Software - 1.2%
AppLovin Corp Class A (k)	6,700	4,270,111
Autodesk Inc (k)	12,700	3,827,018
Microsoft Corp	31,000	16,052,110
Monday.com Ltd (k)	37,100	7,614,404
		31,763,643
TOTAL INFORMATION TECHNOLOGY		126,020,360

Materials - 0.4%
Chemicals - 0.1%
Chemours Co/The	138,100	1,849,159
Construction Materials - 0.3%
Eagle Materials Inc	23,600	5,010,752
James Hardie Industries PLC (k)	87,300	1,827,189
Martin Marietta Materials Inc	4,100	2,513,710
		9,351,651
Metals & Mining - 0.0%
Warrior Met Coal Inc	692	46,945
TOTAL MATERIALS		11,247,755

Utilities - 1.2%
Electric Utilities - 0.4%
Constellation Energy Corp	29,200	11,008,400
Independent Power and Renewable Electricity Producers - 0.8%
PureWest Energy LLC (h)(k)	3,289	739
Vistra Corp	110,700	20,844,810
		20,845,549
TOTAL UTILITIES		31,853,949

TOTAL UNITED STATES		488,394,418
TOTAL COMMON STOCKS (Cost $296,302,229)		533,392,164

Convertible Corporate Bonds - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Communication Services - 0.6%
Media - 0.6%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (e)	6,611,122	15,891,485
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027 (h)	1,978,172	2,441,065
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	1,440,000	1,833,119
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Wolfspeed Inc 2.5% 6/15/2031 (f)	1,721,000	3,738,873
Wolfspeed Inc 2.5% 6/15/2031	1,521,000	3,304,372
		7,043,245
TOTAL UNITED STATES		27,208,914
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $13,257,932)		27,208,914

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
UNITED STATES - 0.8%
Financials - 0.8%
Financial Services - 0.8%
Acrisure Holdings Inc Series A-2 (h) (Cost $20,095,579)	834,534	21,948,244

Non-Convertible Corporate Bonds - 45.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	641,000	620,406
Mineral Resources Ltd 7% 4/1/2031 (f)	1,415,000	1,464,886
Mineral Resources Ltd 8% 11/1/2027 (f)	4,725,000	4,825,756
Mineral Resources Ltd 8.5% 5/1/2030 (f)	3,095,000	3,226,624
Mineral Resources Ltd 9.25% 10/1/2028 (f)	3,435,000	3,601,618

TOTAL AUSTRALIA		13,739,290
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (f)	1,320,000	1,311,354
CANADA - 1.3%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (f)	1,630,000	1,600,575
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	5,185,000	4,901,838
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (f)	5,490,000	5,419,677
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)	539,000	531,733
		12,453,823
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (f)	1,080,000	997,773
TOTAL CONSUMER DISCRETIONARY		13,451,596

Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (f)	2,140,000	1,587,416
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Parkland Corp 4.5% 10/1/2029 (f)	1,145,000	1,105,274
Parkland Corp 4.625% 5/1/2030 (f)	1,735,000	1,683,250
Parkland Corp 6.625% 8/15/2032 (f)	1,085,000	1,107,684
Teine Energy Ltd 6.875% 4/15/2029 (f)	1,145,000	1,142,222
		5,038,430
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (f)	830,000	831,977
Bombardier Inc 7.25% 7/1/2031 (f)	1,030,000	1,093,263
Bombardier Inc 7.875% 4/15/2027 (f)	194,000	194,649
Bombardier Inc 8.75% 11/15/2030 (f)	1,475,000	1,590,790
		3,710,679
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (f)	1,015,000	981,005
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (f)	1,240,000	1,230,438
TOTAL INDUSTRIALS		5,922,122

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (f)	1,685,000	1,753,981
Open Text Holdings Inc 4.125% 12/1/2031 (f)	780,000	726,177
Open Text Holdings Inc 4.125% 2/15/2030 (f)	790,000	754,092
		3,234,250
Materials - 0.2%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (f)	1,325,000	1,389,053
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (f)	790,000	789,148
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (f)	1,515,000	1,420,696
		2,209,844
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (f)	905,000	902,653
TOTAL MATERIALS		4,501,550

TOTAL CANADA		33,735,364
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (f)	1,250,000	1,011,775
FRANCE - 1.1%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA 6.5% 10/15/2031 (f)	392,751	374,429
Altice France SA 6.5% 3/15/2032 (f)	13,091,700	12,536,090
Altice France SA 6.875% 10/15/2030 (f)	2,379,609	2,328,726
Altice France SA 6.875% 7/15/2032 (f)	12,028,962	11,544,982
		26,784,227
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (f)	1,902,000	2,021,586
TOTAL FRANCE		28,805,813
GERMANY - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 5.125% 2/1/2029	1,920,000	1,241,463
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (f)	235,000	219,195
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (f)	1,240,000	1,194,265
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (f)	690,000	686,549
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	524,000	523,912
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	865,000	870,355

TOTAL ISRAEL		1,394,267
LUXEMBOURG - 0.2%
Communication Services - 0.2%
Media - 0.2%
Altice Financing SA 5% 1/15/2028 (f)	1,580,000	1,177,591
Altice Financing SA 5.75% 8/15/2029 (f)	4,975,000	3,619,412

TOTAL LUXEMBOURG		4,797,003
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (f)	725,000	693,753
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (f)	1,313,110	1,309,827
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (f)	454,320	449,777

TOTAL MEXICO		1,759,604
NETHERLANDS - 0.3%
Communication Services - 0.3%
Media - 0.3%
VZ Secured Financing BV 5% 1/15/2032 (f)	3,855,000	3,502,331
Ziggo BV 4.875% 1/15/2030 (f)	3,795,000	3,581,909

TOTAL NETHERLANDS		7,084,240
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (f)	1,925,000	1,969,268
SPAIN - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (f)	850,000	821,900
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	1,045,000	1,011,851
TOTAL SPAIN		1,833,751
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	3,610,000	2,565,627
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (f)	1,895,000	1,893,863
UNITED KINGDOM - 1.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)	2,875,000	2,660,801
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	710,000	746,304
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (f)	1,085,000	1,158,023
		1,904,327
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
EG Global Finance PLC 12% 11/30/2028 (f)	23,205,000	25,416,692
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (f)	910,000	879,035
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce PLC 5.75% 10/15/2027 (f)	1,440,000	1,477,067
TOTAL UNITED KINGDOM		32,337,922
UNITED STATES - 40.1%
Communication Services - 3.8%
Diversified Telecommunication Services - 0.6%
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	2,830,000	2,826,248
Frontier Communications Holdings LLC 5.875% 10/15/2027 (f)	1,375,000	1,373,942
Level 3 Financing Inc 7% 3/31/2034 (f)	7,055,000	7,248,328
WULF Compute LLC 7.75% 10/15/2030 (f)	5,285,000	5,490,454
		16,938,972
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (f)	3,295,000	3,152,899
Media - 3.1%
CSC Holdings LLC 3.375% 2/15/2031 (f)	4,895,000	2,961,823
CSC Holdings LLC 4.125% 12/1/2030 (f)	4,630,000	2,847,964
CSC Holdings LLC 4.5% 11/15/2031 (f)	9,260,000	5,672,243
CSC Holdings LLC 6.5% 2/1/2029 (f)	2,665,000	1,850,269
DISH Network Corp 11.75% 11/15/2027 (f)	9,810,000	10,327,801
EchoStar Corp 10.75% 11/30/2029	24,114,983	26,547,569
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	7,447,441	7,685,089
Scripps Escrow II Inc 3.875% 1/15/2029 (f)	360,000	325,503
Sirius XM Radio LLC 3.875% 9/1/2031 (f)	1,655,000	1,501,565
Sirius XM Radio LLC 4% 7/15/2028 (f)	1,695,000	1,647,407
Sirius XM Radio LLC 5% 8/1/2027 (f)	1,575,000	1,571,345
Univision Communications Inc 4.5% 5/1/2029 (f)	5,610,000	5,272,638
Univision Communications Inc 7.375% 6/30/2030 (f)	6,430,000	6,451,637
Univision Communications Inc 8.5% 7/31/2031 (f)	3,735,000	3,820,177
Univision Communications Inc 9.375% 8/1/2032 (f)	2,380,000	2,512,263
		80,995,293
TOTAL COMMUNICATION SERVICES		101,087,164

Consumer Discretionary - 5.2%
Automobile Components - 0.3%
Adient Global Holdings Ltd 7% 4/15/2028 (f)	960,000	982,638
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	1,920,000	1,966,612
Dana Inc 4.25% 9/1/2030	1,185,000	1,168,697
Dana Inc 4.5% 2/15/2032	1,305,000	1,277,241
Hertz Corp/The 12.625% 7/15/2029 (f)	515,000	509,795
Hertz Corp/The 5.5% (h)(i)(m)	1,505,000	75,250
Hertz Corp/The 6% (h)(i)(m)	1,385,000	207,750
Hertz Corp/The 6.25% (h)(i)(m)	1,605,000	96,300
Hertz Corp/The 7.125% (h)(i)(m)	1,430,000	228,800
Nesco Holdings II Inc 5.5% 4/15/2029 (f)	1,850,000	1,808,630
		8,321,713
Automobiles - 0.1%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (f)	615,000	562,279
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (f)	700,000	695,837
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (f)	310,000	322,508
		1,580,624
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (f)	750,000	689,720
Wayfair LLC 7.25% 10/31/2029 (f)	2,330,000	2,409,383
		3,099,103
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (f)	955,000	1,008,170
Diversified Consumer Services - 0.5%
Adtalem Global Education Inc 5.5% 3/1/2028 (f)	1,335,000	1,336,128
Service Corp International/US 4% 5/15/2031	1,610,000	1,524,932
TKC Holdings Inc 6.875% 5/15/2028 (f)	10,855,000	10,945,803
		13,806,863
Hotels, Restaurants & Leisure - 2.5%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (f)	715,000	631,336
Boyd Gaming Corp 4.75% 6/15/2031 (f)	4,225,000	4,068,210
Boyne USA Inc 4.75% 5/15/2029 (f)	840,000	823,716
Carnival Corp 4% 8/1/2028 (f)	9,210,000	9,060,202
Carnival Corp 5.125% 5/1/2029 (f)	2,145,000	2,171,518
Carnival Corp 5.875% 6/15/2031 (f)	1,505,000	1,552,107
Carnival Corp 7% 8/15/2029 (f)	990,000	1,041,070
Churchill Downs Inc 5.75% 4/1/2030 (f)	2,330,000	2,337,162
Churchill Downs Inc 6.75% 5/1/2031 (f)	1,925,000	1,968,199
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	4,710,000	4,506,456
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	4,950,000	4,588,366
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	725,000	701,261
Hilton Domestic Operating Co Inc 4% 5/1/2031 (f)	1,085,000	1,031,114
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	1,180,000	1,178,296
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (f)	1,445,000	1,475,073
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (f)	2,020,000	2,084,448
Jacobs Entertainment Inc 6.75% 2/15/2029 (f)	1,250,000	1,210,938
Light & Wonder International Inc 7.5% 9/1/2031 (f)	970,000	1,006,931
Lindblad Expeditions LLC 7% 9/15/2030 (f)	1,445,000	1,471,693
MGM Resorts International 4.75% 10/15/2028	1,470,000	1,460,122
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (f)	3,025,000	3,140,354
Neogen Food Safety Corp 8.625% 7/20/2030 (f)	775,000	819,718
Papa John's International Inc 3.875% 9/15/2029 (f)	765,000	743,320
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (f)	2,410,000	1,458,050
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (f)	370,000	205,350
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (f)	1,295,000	1,305,163
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	2,030,000	2,095,031
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (f)	1,665,000	1,633,059
Station Casinos LLC 4.625% 12/1/2031 (f)	1,300,000	1,221,110
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (f)	625,000	624,383
VOC Escrow Ltd 5% 2/15/2028 (f)	5,510,000	5,494,711
Yum! Brands Inc 4.625% 1/31/2032	1,530,000	1,494,076
		64,602,543
Household Durables - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (f)	1,240,000	1,167,273
LGI Homes Inc 8.75% 12/15/2028 (f)	975,000	1,013,995
Newell Brands Inc 6.375% 5/15/2030	1,000,000	950,000
Newell Brands Inc 6.625% 9/15/2029	1,095,000	1,070,860
Newell Brands Inc 8.5% 6/1/2028 (f)	1,260,000	1,292,655
Somnigroup International Inc 3.875% 10/15/2031 (f)	2,230,000	2,060,452
Somnigroup International Inc 4% 4/15/2029 (f)	2,545,000	2,450,970
TopBuild Corp 3.625% 3/15/2029 (f)	755,000	728,033
TopBuild Corp 5.625% 1/31/2034 (f)	1,595,000	1,601,469
Tri Pointe Homes Inc 5.7% 6/15/2028	1,965,000	1,983,145
		14,318,852
Specialty Retail - 1.1%
Asbury Automotive Group Inc 4.5% 3/1/2028	492,000	487,955
Asbury Automotive Group Inc 4.625% 11/15/2029 (f)	6,520,000	6,332,917
Asbury Automotive Group Inc 4.75% 3/1/2030	489,000	477,958
Asbury Automotive Group Inc 5% 2/15/2032 (f)	1,535,000	1,478,117
Bath & Body Works Inc 6.625% 10/1/2030 (f)	4,585,000	4,712,633
Bath & Body Works Inc 6.75% 7/1/2036	1,340,000	1,386,947
Bath & Body Works Inc 7.5% 6/15/2029	1,135,000	1,164,303
LBM Acquisition LLC 6.25% 1/15/2029 (f)	2,880,000	2,626,934
LBM Acquisition LLC 9.5% 6/15/2031 (f)	4,510,000	4,718,588
LCM Investments Holdings II LLC 8.25% 8/1/2031 (f)	1,160,000	1,220,480
Park River Holdings Inc 8% 3/15/2031 (f)	980,000	1,008,855
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (f)	2,645,000	2,638,255
Wand NewCo 3 Inc 7.625% 1/30/2032 (f)	1,995,000	2,085,042
		30,338,984
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (f)	825,000	757,473
Crocs Inc 4.25% 3/15/2029 (f)	1,110,000	1,068,657
Kontoor Brands Inc 4.125% 11/15/2029 (f)	760,000	722,086
		2,548,216
TOTAL CONSUMER DISCRETIONARY		139,625,068

Consumer Staples - 1.9%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	810,000	810,498
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	4,630,000	4,412,657
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (f)	4,225,000	4,216,186
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	6,100,000	6,024,126
C&S Group Enterprises LLC 5% 12/15/2028 (f)	1,110,000	1,012,243
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)	5,770,000	6,041,241
Performance Food Group Inc 4.25% 8/1/2029 (f)	1,160,000	1,131,285
Performance Food Group Inc 5.5% 10/15/2027 (f)	1,353,000	1,353,290
US Foods Inc 4.625% 6/1/2030 (f)	1,070,000	1,050,020
US Foods Inc 7.25% 1/15/2032 (f)	985,000	1,033,431
		26,274,479
Food Products - 0.8%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (f)	855,000	850,034
Darling Ingredients Inc 5.25% 4/15/2027 (f)	2,655,000	2,649,139
Darling Ingredients Inc 6% 6/15/2030 (f)	2,040,000	2,061,822
Fiesta Purchaser Inc 7.875% 3/1/2031 (f)	1,895,000	2,000,123
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	1,315,000	1,415,030
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)	1,720,000	1,661,246
Lamb Weston Holdings Inc 4.375% 1/31/2032 (f)	860,000	819,855
Post Holdings Inc 4.5% 9/15/2031 (f)	6,170,000	5,794,052
Post Holdings Inc 4.625% 4/15/2030 (f)	2,050,000	1,987,562
Post Holdings Inc 5.5% 12/15/2029 (f)	865,000	865,434
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (f)	1,070,000	1,025,228
		21,129,525
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (f)	257,000	207,849
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (f)	2,425,000	2,500,449
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC 4.75% 1/15/2029 (f)	1,240,000	1,222,561
		3,723,010
TOTAL CONSUMER STAPLES		52,145,361

Energy - 6.0%
Energy Equipment & Services - 0.9%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (f)	985,000	1,045,716
KLX Energy Services Holdings Inc CME Term SOFR 1 month Index + 8.5%, 12.6739% 3/12/2030 pay-in-kind (d)(e)(f)	2,399,227	2,231,281
Nabors Industries Inc 9.125% 1/31/2030 (f)	1,950,000	2,049,119
Nabors Industries Ltd 7.5% 1/15/2028 (f)	1,360,000	1,366,310
Noble Finance II LLC 8% 4/15/2030 (f)	960,000	996,329
SESI LLC 7.875% 9/30/2030 (f)	1,070,000	1,050,099
Transocean International Ltd 7.875% 10/15/2032 (f)	730,000	751,790
Transocean International Ltd 8.25% 5/15/2029 (f)	775,000	779,537
Transocean International Ltd 8.5% 5/15/2031 (f)	7,275,000	7,222,724
Transocean International Ltd 8.75% 2/15/2030 (f)	3,532,500	3,706,755
Transocean Titan Financing Ltd 8.375% 2/1/2028 (f)	1,600,429	1,644,634
Valaris Ltd 8.375% 4/30/2030 (f)	975,000	1,016,834
		23,861,128
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources Inc 9.75% (h)(i)	1,770,000	0
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (f)	1,205,000	1,204,249
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (f)	1,705,000	1,704,331
California Resources Corp 8.25% 6/15/2029 (f)	1,085,000	1,128,684
Chesapeake Energy Corp 7% (h)(i)	840,000	0
Chesapeake Energy Corp 8% (h)(i)	480,000	0
Chesapeake Energy Corp 8% (h)(i)	300,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (f)	1,105,000	1,106,334
CITGO Petroleum Corp 8.375% 1/15/2029 (f)	4,325,000	4,497,555
Civitas Resources Inc 8.625% 11/1/2030 (f)	1,985,000	2,052,178
CNX Midstream Partners LP 4.75% 4/15/2030 (f)	900,000	861,481
CNX Resources Corp 6% 1/15/2029 (f)	690,000	692,772
CNX Resources Corp 7.375% 1/15/2031 (f)	890,000	921,240
Comstock Resources Inc 5.875% 1/15/2030 (f)	4,426,000	4,212,264
Comstock Resources Inc 6.75% 3/1/2029 (f)	7,095,000	7,033,555
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	4,245,000	4,199,898
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (f)	2,610,000	2,823,903
CVR Energy Inc 5.75% 2/15/2028 (f)	3,170,000	3,137,431
CVR Energy Inc 8.5% 1/15/2029 (f)	6,890,000	7,061,134
DCP Midstream Operating LP 8.125% 8/16/2030	130,000	149,641
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	2,645,000	2,657,998
DT Midstream Inc 4.125% 6/15/2029 (f)	1,215,000	1,189,068
DT Midstream Inc 4.375% 6/15/2031 (f)	1,215,000	1,179,466
Energy Transfer LP 5.625% 5/1/2027 (f)	12,200,000	12,202,156
Energy Transfer LP 6% 2/1/2029 (f)	8,530,000	8,636,684
Expand Energy Corp 4.875% (h)(i)	2,950,000	0
Expand Energy Corp 5.375% 3/15/2030	1,665,000	1,689,549
Expand Energy Corp 5.75% (h)(i)	1,890,000	0
Expand Energy Corp 5.875% 2/1/2029 (f)	2,735,000	2,741,630
Expand Energy Corp 6.75% 4/15/2029 (f)	1,150,000	1,159,391
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (f)	885,000	897,532
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (f)	1,235,000	1,291,115
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,345,000	1,310,007
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	1,570,000	1,566,464
Hess Midstream Operations LP 5.5% 10/15/2030 (f)	890,000	895,853
HF Sinclair Corp 5% 2/1/2028	1,060,000	1,060,892
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (f)	310,000	310,521
Kinetik Holdings LP 5.875% 6/15/2030 (f)	1,335,000	1,344,978
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (f)	1,085,000	1,047,289
Murphy Oil USA Inc 3.75% 2/15/2031 (f)	675,000	628,159
Northern Oil & Gas Inc 7.875% 10/15/2033 (f)	1,970,000	1,918,785
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	1,950,000	1,987,420
Occidental Petroleum Corp 7.2% 3/15/2029	545,000	587,434
ONEOK Inc 5.375% 6/1/2029	650,000	669,384
ONEOK Inc 6.5% 9/1/2030 (f)	2,725,000	2,915,277
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	3,845,000	3,817,093
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	4,245,000	4,264,226
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	2,555,000	2,708,647
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	1,165,000	1,165,000
SM Energy Co 6.625% 1/15/2027	850,000	850,549
SM Energy Co 6.75% 9/15/2026	845,000	845,776
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	1,710,000	1,656,476
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	1,320,000	1,294,318
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	4,740,000	4,747,239
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (f)	985,000	1,015,831
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (f)	95,000	94,427
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (f)	1,620,000	1,592,693
Talos Production Inc 9% 2/1/2029 (f)	880,000	904,798
Talos Production Inc 9.375% 2/1/2031 (f)	1,000,000	1,022,689
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	1,405,000	1,408,250
Venture Global Calcasieu 3.875% 8/15/2029 (f)	1,035,000	980,448
Venture Global Calcasieu 4.125% 8/15/2031 (f)	1,035,000	956,892
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	5,110,000	5,352,485
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	5,110,000	5,412,058
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	2,275,000	2,501,815
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (f)	2,325,000	2,623,560
		137,888,972
TOTAL ENERGY		161,750,100

Financials - 4.6%
Capital Markets - 0.5%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (f)	2,115,000	2,107,469
Coinbase Global Inc 3.375% 10/1/2028 (f)	4,600,000	4,375,398
Coinbase Global Inc 3.625% 10/1/2031 (f)	2,715,000	2,426,588
Hightower Holding LLC 6.75% 4/15/2029 (f)	785,000	785,831
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (f)	1,240,000	1,204,989
MSCI Inc 3.25% 8/15/2033 (f)	1,245,000	1,112,916
MSCI Inc 4% 11/15/2029 (f)	900,000	877,955
		12,891,146
Consumer Finance - 1.3%
Ally Financial Inc 8% 11/1/2031	16,223,000	18,469,188
Ally Financial Inc 8% 11/1/2031	3,105,000	3,523,612
OneMain Finance Corp 4% 9/15/2030	720,000	669,592
OneMain Finance Corp 5.375% 11/15/2029	9,325,000	9,251,153
OneMain Finance Corp 6.625% 1/15/2028	1,185,000	1,215,094
OneMain Finance Corp 7.125% 3/15/2026	1,632,000	1,642,646
OneMain Finance Corp 7.875% 3/15/2030	985,000	1,038,131
		35,809,416
Financial Services - 0.8%
Block Inc 3.5% 6/1/2031	1,615,000	1,503,707
Block Inc 5.625% 8/15/2030 (f)	2,370,000	2,405,808
Block Inc 6% 8/15/2033 (f)	1,870,000	1,912,068
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	4,005,000	4,020,019
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	3,415,000	2,937,179
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	5,030,000	4,942,977
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	1,165,000	1,164,338
MGIC Investment Corp 5.25% 8/15/2028	1,040,000	1,039,954
NCR Atleos Corp 9.5% 4/1/2029 (f)	1,480,000	1,598,289
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (f)	840,000	867,580
		22,391,919
Insurance - 2.0%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	6,240,000	6,177,683
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	1,155,000	1,184,522
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	1,055,000	1,091,163
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (f)	4,685,000	4,881,025
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (f)	1,470,000	1,447,659
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	1,290,000	1,286,424
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	7,995,000	8,025,325
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	5,690,000	5,793,308
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (f)	1,680,000	1,740,057
AmWINS Group Inc 4.875% 6/30/2029 (f)	1,205,000	1,163,779
HUB International Ltd 5.625% 12/1/2029 (f)	5,635,000	5,618,189
HUB International Ltd 7.25% 6/15/2030 (f)	6,265,000	6,540,647
HUB International Ltd 7.375% 1/31/2032 (f)	2,495,000	2,585,874
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	3,590,000	3,710,182
USI Inc/NY 7.5% 1/15/2032 (f)	1,300,000	1,345,968
		52,591,805
TOTAL FINANCIALS		123,684,286

Health Care - 3.0%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (f)	860,000	816,797
Bausch + Lomb Corp 8.375% 10/1/2028 (f)	1,970,000	2,058,650
Hologic Inc 4.625% 2/1/2028 (f)	645,000	643,494
		3,518,941
Health Care Providers & Services - 2.1%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (f)	3,150,000	3,395,795
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	2,860,000	2,553,126
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)	2,625,000	2,460,616
CHS/Community Health Systems Inc 6% 1/15/2029 (f)	1,085,000	1,074,149
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	2,485,000	2,087,938
DaVita Inc 3.75% 2/15/2031 (f)	535,000	491,195
DaVita Inc 4.625% 6/1/2030 (f)	4,545,000	4,388,907
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)	1,620,000	1,535,530
HealthEquity Inc 4.5% 10/1/2029 (f)	895,000	870,968
Molina Healthcare Inc 3.875% 11/15/2030 (f)	1,360,000	1,254,493
Molina Healthcare Inc 3.875% 5/15/2032 (f)	1,730,000	1,559,841
Owens & Minor Inc 4.5% 3/31/2029 (f)	1,065,000	819,585
Tenet Healthcare Corp 4.25% 6/1/2029	8,360,000	8,173,341
Tenet Healthcare Corp 4.375% 1/15/2030	6,245,000	6,094,960
Tenet Healthcare Corp 6.125% 6/15/2030	4,600,000	4,685,332
Tenet Healthcare Corp 6.25% 2/1/2027	9,945,000	9,961,492
Tenet Healthcare Corp 6.75% 5/15/2031	990,000	1,027,105
		52,434,373
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (f)	1,125,000	1,123,278
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (f)	1,365,000	1,308,694
Charles River Laboratories International Inc 4% 3/15/2031 (f)	1,545,000	1,456,553
Charles River Laboratories International Inc 4.25% 5/1/2028 (f)	485,000	479,495
		3,244,742
Pharmaceuticals - 0.7%
1261229 BC Ltd 10% 4/15/2032 (f)	11,930,000	12,470,543
Jazz Securities DAC 4.375% 1/15/2029 (f)	1,635,000	1,601,966
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)	3,525,000	3,353,745
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)	2,410,000	1,847,354
		19,273,608
TOTAL HEALTH CARE		79,594,942

Industrials - 6.3%
Aerospace & Defense - 1.9%
ATI Inc 4.875% 10/1/2029	845,000	840,612
ATI Inc 5.125% 10/1/2031	750,000	743,600
ATI Inc 7.25% 8/15/2030	975,000	1,023,820
Moog Inc 4.25% 12/15/2027 (f)	480,000	474,655
TransDigm Inc 4.625% 1/15/2029	4,860,000	4,780,287
TransDigm Inc 4.875% 5/1/2029	15,000,000	14,861,895
TransDigm Inc 6.25% 1/31/2034 (f)	840,000	868,138
TransDigm Inc 6.375% 3/1/2029 (f)	4,505,000	4,606,363
TransDigm Inc 6.625% 3/1/2032 (f)	1,005,000	1,039,249
TransDigm Inc 6.75% 1/31/2034 (f)	3,175,000	3,290,199
TransDigm Inc 6.75% 8/15/2028 (f)	8,160,000	8,323,200
TransDigm Inc 6.875% 12/15/2030 (f)	7,770,000	8,066,915
TransDigm Inc 7.125% 12/1/2031 (f)	1,950,000	2,034,369
		50,953,302
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (f)	2,390,000	2,443,237
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (f)	355,000	354,129
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)	890,000	906,673
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (f)	1,540,000	1,580,737
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)	590,000	572,476
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	1,070,000	1,047,185
		4,461,200
Commercial Services & Supplies - 2.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	846,000	828,597
Artera Services LLC 8.5% 2/15/2031 (f)	11,700,000	10,096,972
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	7,245,000	6,970,955
Clean Harbors Inc 6.375% 2/1/2031 (f)	790,000	809,369
CoreCivic Inc 8.25% 4/15/2029	5,765,000	6,071,150
GEO Group Inc/The 10.25% 4/15/2031	2,575,000	2,819,890
GEO Group Inc/The 8.625% 4/15/2029	3,605,000	3,804,422
GFL Environmental Inc 4% 8/1/2028 (f)	1,275,000	1,247,271
GFL Environmental Inc 4.75% 6/15/2029 (f)	1,625,000	1,607,846
GFL Environmental Inc 6.75% 1/15/2031 (f)	1,450,000	1,516,883
Madison IAQ LLC 4.125% 6/30/2028 (f)	1,535,000	1,503,025
Madison IAQ LLC 5.875% 6/30/2029 (f)	1,225,000	1,200,385
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	10,180,000	10,052,750
Reworld Holding Corp 4.875% 12/1/2029 (f)	4,810,000	4,519,686
Williams Scotsman Inc 7.375% 10/1/2031 (f)	985,000	1,030,902
		54,080,103
Construction & Engineering - 0.4%
Arcosa Inc 4.375% 4/15/2029 (f)	1,075,000	1,045,973
Pike Corp 5.5% 9/1/2028 (f)	5,980,000	5,967,268
Pike Corp 8.625% 1/31/2031 (f)	2,445,000	2,608,855
		9,622,096
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (f)	1,530,000	1,491,043
Ground Transportation - 0.2%
Uber Technologies Inc 4.5% 8/15/2029 (f)	3,730,000	3,720,939
XPO Inc 6.25% 6/1/2028 (f)	960,000	978,948
XPO Inc 7.125% 2/1/2032 (f)	1,470,000	1,545,852
		6,245,739
Machinery - 0.3%
Allison Transmission Inc 5.875% 6/1/2029 (f)	1,265,000	1,275,651
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (e)(f)	3,060,000	3,285,418
Chart Industries Inc 7.5% 1/1/2030 (f)	2,500,000	2,607,253
		7,168,322
Passenger Airlines - 0.7%
Allegiant Travel Co 7.25% 8/15/2027 (f)	1,018,000	1,029,443
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (f)	3,155,000	3,228,188
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (f)	3,235,000	3,375,017
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (f)	4,820,000	4,863,125
United Airlines Inc 4.375% 4/15/2026 (f)	3,965,000	3,956,812
United Airlines Inc 4.625% 4/15/2029 (f)	3,180,000	3,149,538
		19,602,123
Professional Services - 0.4%
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (f)	6,410,000	5,979,998
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (f)	1,605,000	1,532,682
ION Platform Finance US Inc / ION Platform Finance SARL 9.5% 5/30/2029 (f)	1,580,000	1,614,514
TriNet Group Inc 3.5% 3/1/2029 (f)	1,135,000	1,065,855
		10,193,049
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (f)	1,465,000	1,556,913
TOTAL INDUSTRIALS		167,817,127

Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp 5% 12/15/2029 (f)	1,350,000	1,335,558
CPI CG Inc 10% 7/15/2029 (f)	996,000	1,048,290
Lightning Power LLC 7.25% 8/15/2032 (f)	2,145,000	2,272,108
TTM Technologies Inc 4% 3/1/2029 (f)	1,135,000	1,096,105
		5,752,061
IT Services - 1.3%
ASGN Inc 4.625% 5/15/2028 (f)	1,350,000	1,325,873
CoreWeave Inc 9% 2/1/2031 (f)	4,355,000	4,367,738
CoreWeave Inc 9.25% 6/1/2030 (f)	7,750,000	7,825,377
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (f)	6,860,000	6,532,066
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	1,495,000	1,493,300
Sabre GLBL Inc 11.125% 7/15/2030 (f)	5,095,000	4,814,775
Twilio Inc 3.625% 3/15/2029	6,425,000	6,171,415
Twilio Inc 3.875% 3/15/2031	1,340,000	1,268,247
		33,798,791
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp 3.875% 9/1/2028 (f)	5,500,000	5,351,475
Synaptics Inc 4% 6/15/2029 (f)	900,000	863,894
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (e)	1,923,166	1,653,923
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (e)(f)	1,181,656	1,301,298
		9,170,590
Software - 1.4%
Cloud Software Group Inc 6.5% 3/31/2029 (f)	10,820,000	10,901,669
Crowdstrike Holdings Inc 3% 2/15/2029	1,130,000	1,076,698
Elastic NV 4.125% 7/15/2029 (f)	3,785,000	3,648,446
Fair Isaac Corp 4% 6/15/2028 (f)	1,530,000	1,499,473
NCR Voyix Corp 5% 10/1/2028 (f)	750,000	742,724
NCR Voyix Corp 5.125% 4/15/2029 (f)	1,081,000	1,069,790
PTC Inc 4% 2/15/2028 (f)	915,000	900,504
UKG Inc 6.875% 2/1/2031 (f)	1,505,000	1,549,184
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	14,735,000	15,474,978
		36,863,466
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (f)	3,160,000	3,357,362
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (f)	2,045,000	2,176,622
		5,533,984
TOTAL INFORMATION TECHNOLOGY		91,118,892

Materials - 2.2%
Chemicals - 0.8%
Ingevity Corp 3.875% 11/1/2028 (f)	1,515,000	1,459,839
LSB Industries Inc 6.25% 10/15/2028 (f)	3,360,000	3,312,437
Olin Corp 5% 2/1/2030	1,555,000	1,512,245
Olympus Water US Holding Corp 4.25% 10/1/2028 (f)	3,370,000	3,228,308
Olympus Water US Holding Corp 7.125% 10/1/2027 (f)	1,070,000	1,089,057
Olympus Water US Holding Corp 7.25% 2/15/2033 (f)	5,340,000	5,315,272
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	1,035,000	1,023,689
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (f)	1,985,000	1,981,530
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,530,000	1,416,400
Tronox Inc 4.625% 3/15/2029 (f)	1,705,000	1,048,197
WR Grace Holdings LLC 7.375% 3/1/2031 (f)	950,000	951,809
		22,338,783
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	3,925,000	4,133,020
Containers & Packaging - 0.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (f)	760,000	725,067
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (f)	1,515,000	1,412,450
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (f)	890,000	892,294
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	1,060,000	1,064,234
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)	7,325,000	7,339,980
Crown Americas LLC / Crown Americas Capital Corp V 4.25% 9/30/2026	1,210,000	1,202,201
Graham Packaging Co Inc 7.125% 8/15/2028 (f)	825,000	821,123
Graphic Packaging International LLC 3.75% 2/1/2030 (f)	1,125,000	1,056,962
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (f)	950,000	952,496
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (f)	950,000	962,352
Trident TPI Holdings Inc 12.75% 12/31/2028 (f)	950,000	1,014,014
		17,443,173
Metals & Mining - 0.5%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (f)	1,980,000	1,927,221
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	835,000	882,544
Arsenal AIC Parent LLC 8% 10/1/2030 (f)	1,145,000	1,216,390
Cleveland-Cliffs Inc 4.625% 3/1/2029 (f)	3,200,000	3,127,176
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	1,480,000	1,399,128
Cleveland-Cliffs Inc 7.5% 9/15/2031 (f)	2,000,000	2,093,658
Commercial Metals Co 3.875% 2/15/2031	780,000	728,233
Compass Minerals International Inc 6.75% 12/1/2027 (f)	1,138,000	1,143,815
Kaiser Aluminum Corp 4.625% 3/1/2028 (f)	1,575,000	1,573,825
Roller Bearing Co of America Inc 4.375% 10/15/2029 (f)	610,000	597,767
		14,689,757
TOTAL MATERIALS		58,604,733

Real Estate - 1.8%
Diversified REITs - 0.5%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (f)	1,295,000	1,251,775
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	1,120,000	1,004,078
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (f)	4,258,000	4,161,712
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	2,070,000	1,937,367
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (f)	1,445,000	1,411,924
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (f)	3,015,000	3,007,882
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (f)	1,720,000	1,705,747
		14,480,485
Health Care REITs - 0.4%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	1,445,000	1,020,264
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	9,710,000	9,342,230
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (f)	1,600,000	1,676,293
		12,038,787
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	2,040,000	2,221,266
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (f)	860,000	909,366
Taylor Morrison Communities Inc 5.125% 8/1/2030 (f)	1,416,000	1,414,132
Taylor Morrison Communities Inc 5.75% 1/15/2028 (f)	2,100,000	2,130,671
Taylor Morrison Communities Inc 5.875% 6/15/2027 (f)	1,490,000	1,504,882
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (f)	675,000	659,243
		8,839,560
Specialized REITs - 0.6%
Iron Mountain Inc 4.5% 2/15/2031 (f)	2,975,000	2,853,462
Iron Mountain Inc 4.875% 9/15/2029 (f)	3,800,000	3,750,217
SBA Communications Corp 3.125% 2/1/2029	1,695,000	1,602,270
SBA Communications Corp 3.875% 2/15/2027	6,375,000	6,303,682
		14,509,631
TOTAL REAL ESTATE		49,868,463

Utilities - 1.9%
Electric Utilities - 1.7%
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)	850,000	769,695
Clearway Energy Operating LLC 3.75% 2/15/2031 (f)	1,705,000	1,578,897
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	970,000	964,569
NRG Energy Inc 3.375% 2/15/2029 (f)	665,000	632,386
NRG Energy Inc 3.625% 2/15/2031 (f)	1,320,000	1,232,201
NRG Energy Inc 3.875% 2/15/2032 (f)	171,000	158,701
NRG Energy Inc 5.75% 1/15/2028	2,765,000	2,774,814
NRG Energy Inc 5.75% 1/15/2034 (f)	2,135,000	2,151,907
NRG Energy Inc 6% 1/15/2036 (f)	4,270,000	4,347,063
NRG Energy Inc 6% 2/1/2033 (f)	760,000	775,262
NRG Energy Inc 6.25% 11/1/2034 (f)	910,000	936,941
Pacific Gas and Electric Co 3.75% 7/1/2028	400,000	393,187
Pacific Gas and Electric Co 3.95% 12/1/2047	885,000	664,955
Pacific Gas and Electric Co 4% 12/1/2046	2,184,000	1,651,259
PG&E Corp 5% 7/1/2028	10,140,000	10,069,300
PG&E Corp 5.25% 7/1/2030	1,150,000	1,138,046
Vistra Operations Co LLC 4.375% 5/1/2029 (f)	3,105,000	3,048,724
Vistra Operations Co LLC 5% 7/31/2027 (f)	3,565,000	3,566,929
Vistra Operations Co LLC 5.625% 2/15/2027 (f)	4,435,000	4,436,441
Vistra Operations Co LLC 7.75% 10/15/2031 (f)	1,965,000	2,085,325
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (f)	980,000	1,008,093
		44,384,695
Gas Utilities - 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (f)	1,610,000	1,525,223
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.25% 1/15/2034 (f)	1,610,000	1,628,710
Sunnova Energy Corp 11.75% (f)(i)	2,950,000	14,750
Sunnova Energy Corp 5.875% (f)(i)	485,000	2,425
Talen Energy Supply LLC 6.25% 2/1/2034 (f)	1,610,000	1,650,973
Talen Energy Supply LLC 6.5% 2/1/2036 (f)	1,610,000	1,667,483
		4,964,341
TOTAL UTILITIES		50,874,259

TOTAL UNITED STATES		1,076,170,395
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)	1,405,000	1,458,969
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)	5,740,000	6,005,476
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)	2,390,000	2,523,577

TOTAL ZAMBIA		9,988,022
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,221,758,617)		1,224,432,783

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
Strategy Inc 9% (n) (Cost $5,557,155)	62,660	6,229,656

Preferred Securities - 3.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.3%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Energy Transfer LP 6.5% (e)(m)	1,945,000	2,011,594
Energy Transfer LP 6.625% (e)(m)	8,261,000	8,364,325
Energy Transfer LP Series G, 7.125% (e)(m)	17,355,000	18,426,715
Mesquite Energy Inc 7.25% (h)(i)(m)	6,264,000	626
		28,803,260
Financials - 2.0%
Banks - 1.1%
Bank of America Corp 5.875% (e)(m)	14,280,000	14,542,324
Bank of America Corp 6.25% (e)(m)	3,115,000	3,171,814
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.7303% (d)(e)(m)	3,555,000	3,577,601
Wells Fargo & Co 7.625% (e)(m)	5,740,000	6,183,613
		27,475,352
Capital Markets - 0.6%
Goldman Sachs Group Inc/The 5.3% (e)(m)	15,000,000	15,359,487
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (e)(m)	945,000	888,380
Insurance - 0.3%
Alliant Holdings LP 10.5% (e)(h)(m)	8,524,537	8,642,995
TOTAL FINANCIALS		52,366,214

Utilities - 0.2%
Electric Utilities - 0.2%
Edison International 5% (e)(m)	455,000	446,739
Edison International 5.375% (e)(m)	5,885,000	5,867,675
		6,314,414
TOTAL UNITED STATES		87,483,888
TOTAL PREFERRED SECURITIES (Cost $91,909,072)		87,483,888

Money Market Funds - 15.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	4.18	396,530,723	396,610,029
Fidelity Securities Lending Cash Central Fund (o)(p)	4.18	9,498,700	9,499,650
TOTAL MONEY MARKET FUNDS (Cost $406,109,584)			406,109,679

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,424,473,006)	2,669,527,472
NET OTHER ASSETS (LIABILITIES) - 0.5%	13,353,453
NET ASSETS - 100.0%	2,682,880,925

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,783,783 or 2.6% of net assets.

(c)	Affiliated fund.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $987,102,920 or 36.8% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Non-income producing.
(l)	Security or a portion of the security is on loan at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/1997 - 7/13/1998	1,538,320

EchoStar Corp	9/30/2024	2,372,829

Fidelity Private Credit Company LLC	4/28/2022 - 10/6/2025	62,278,472

New Cotai LLC / New Cotai Capital Corp	9/11/2020	7,223,534

Northeast Grocery Inc	11/8/2021	135,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	260,674,449	554,758,242	418,822,361	12,671,008	(301)	-	396,610,029	396,530,723	0.7%
Fidelity Securities Lending Cash Central Fund	1,231,650	61,784,033	53,516,033	38,289	-	-	9,499,650	9,498,700	0.0%
Total	261,906,099	616,542,275	472,338,394	12,709,297	(301)	-	406,109,679

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	51,761,865	11,183,329	-	8,162,353	-	(2,759,016)	59,390,203	6,289,403
	51,761,865	11,183,329	-	8,162,353	-	(2,759,016)	59,390,203

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	59,390,203	-	59,390,203	-

Asset-Backed Securities	9,484,626	-	9,484,626	-

Bank Loan Obligations
Communication Services	5,073,929	-	4,900,869	173,060
Consumer Discretionary	44,460,476	-	44,460,476	-
Consumer Staples	2,495,862	-	2,495,862	-
Energy	10,044,849	-	10,044,849	-
Financials	36,566,097	-	36,566,097	-
Health Care	20,990,161	-	20,990,161	-
Industrials	26,560,447	-	26,560,447	-
Information Technology	114,892,131	-	114,892,131	-
Materials	32,355,955	-	32,336,568	19,387
Utilities	407,408	-	407,408	-

Common Stocks
Communication Services	59,914,906	56,910,647	-	3,004,259
Consumer Discretionary	51,863,757	49,226,219	1,342,964	1,294,574
Consumer Staples	7,961,191	6,188,090	-	1,773,101
Energy	23,972,253	3,984,502	172,180	19,815,571
Financials	60,630,886	60,630,541	-	345
Health Care	3,165,182	3,159,297	-	5,885
Industrials	127,940,177	127,940,177	-	-
Information Technology	154,842,108	154,399,879	-	442,229
Materials	11,247,755	11,247,755	-	-
Utilities	31,853,949	31,853,210	-	739

Convertible Corporate Bonds
Communication Services	15,891,485	-	15,891,485	-
Consumer Discretionary	2,441,065	-	-	2,441,065
Financials	1,833,119	-	1,833,119	-
Information Technology	7,043,245	-	7,043,245	-

Convertible Preferred Stocks
Financials	21,948,244	-	-	21,948,244

Non-Convertible Corporate Bonds
Communication Services	142,632,630	-	142,632,630	-
Consumer Discretionary	155,674,744	-	155,066,644	608,100
Consumer Staples	53,732,777	-	53,732,777	-
Energy	198,967,455	-	198,967,455	-
Financials	123,684,286	-	123,684,286	-
Health Care	82,690,144	-	82,690,144	-
Industrials	176,410,581	-	176,410,581	-
Information Technology	95,039,691	-	95,039,691	-
Materials	93,845,902	-	93,845,902	-
Real Estate	49,868,463	-	49,868,463	-
Utilities	51,886,110	-	51,886,110	-

Non-Convertible Preferred Stocks
Information Technology	6,229,656	6,229,656	-	-

Preferred Securities
Energy	28,803,260	-	28,802,634	626
Financials	52,366,214	-	43,723,219	8,642,995
Utilities	6,314,414	-	6,314,414	-

Money Market Funds	406,109,679	406,109,679	-	-
Total Investments in Securities:	2,669,527,472	917,879,652	1,691,477,640	60,170,180
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2025 ($)
Common Stocks	13,037,558	-	10,262,979	3,431,397	(395,231)	-	-	-	26,336,703	10,262,979
Bank Loan Obligations	-	(526,888)	535,603	154,606	(968)	5,373	24,721	-	192,447	8,715
Convertible Preferred Stocks	-	-	1,852,665	20,095,579	-	-	-	-	21,948,244	1,852,665
Convertible Corporate Bonds	3,701,943	-	(1,372,503)	95,475	-	16,150	-	-	2,441,065	(1,372,503)
Preferred Securities	8,270,232	-	(5,407,426)	5,780,815	-	-	-	-	8,643,621	(5,407,426)
Non-Convertible Corporate Bonds	4,731,064	142,242	5,650,212	32,658	(9,780,697)	(167,379)	-	-	608,100	608,100

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $9,513,762) - See accompanying schedule:
Unaffiliated issuers (cost $1,956,880,925)	$2,204,027,590
Fidelity Central Funds (cost $406,109,584)	406,109,679
Other affiliated issuers (cost $61,482,497)	59,390,203

Total Investment in Securities (cost $2,424,473,006)		$2,669,527,472
Cash		345,401
Foreign currency held at value (cost $56,507)		54,878
Receivable for investments sold		1,868,427
Receivable for fund shares sold		3,045,513
Dividends receivable		39,900
Interest receivable		25,023,680
Distributions receivable from Fidelity Central Funds		1,421,578
Prepaid expenses		2,641
Other receivables		8,042
Total assets		2,701,337,532
Liabilities
Payable for investments purchased	$3,707,597
Payable for fund shares redeemed	2,608,207
Distributions payable	873,824
Accrued management fee	1,457,044
Distribution and service plan fees payable	231,955
Other payables and accrued expenses	78,330
Collateral on securities loaned	9,499,650
Total liabilities		18,456,607
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,682,880,925
Net Assets consist of:
Paid in capital		$2,416,049,525
Total accumulated earnings (loss)		266,831,400
Net Assets		$2,682,880,925

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($588,593,835 ÷ 46,358,317 shares)(a)		$12.70
Maximum offering price per share (100/96.00 of $12.70)		$13.23
Class M :
Net Asset Value and redemption price per share ($250,496,560 ÷ 19,610,248 shares)(a)		$12.77
Maximum offering price per share (100/96.00 of $12.77)		$13.30
Class C :
Net Asset Value and offering price per share ($69,849,530 ÷ 5,512,224 shares)(a)		$12.67
Class I :
Net Asset Value, offering price and redemption price per share ($1,219,547,600 ÷ 103,063,027 shares)		$11.83
Class Z :
Net Asset Value, offering price and redemption price per share ($554,393,400 ÷ 46,846,042 shares)		$11.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends:
Unaffiliated issuers		$9,389,048
Affiliated issuers		8,162,353
Interest		105,072,778
Income from Fidelity Central Funds (including $38,289 from security lending)		12,709,297
Total income		135,333,476
Expenses
Management fee	$16,480,339
Distribution and service plan fees	2,639,852
Custodian fees and expenses	20,066
Independent trustees' fees and expenses	9,473
Registration fees	161,084
Audit fees	84,381
Legal	9,232
Miscellaneous	15,906
Total expenses before reductions	19,420,333
Expense reductions	(429,851)
Total expenses after reductions		18,990,482
Net Investment income (loss)		116,342,994
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,326,974
Fidelity Central Funds	(301)
Foreign currency transactions	42
Total net realized gain (loss)		27,326,715
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	141,850,143
Affiliated issuers	(2,759,016)
Unfunded commitments	(1,825,312)
Assets and liabilities in foreign currencies	(1,141)
Total change in net unrealized appreciation (depreciation)		137,264,674
Net gain (loss)		164,591,389
Net increase (decrease) in net assets resulting from operations		$280,934,383
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$116,342,994	$116,444,137
Net realized gain (loss)	27,326,715	9,786,819
Change in net unrealized appreciation (depreciation)	137,264,674	220,892,198
Net increase (decrease) in net assets resulting from operations	280,934,383	347,123,154
Distributions to shareholders	(112,595,277)	(109,086,155)

Share transactions - net increase (decrease)	203,595,128	221,824,323
Total increase (decrease) in net assets	371,934,234	459,861,322

Net Assets
Beginning of period	2,310,946,691	1,851,085,369
End of period	$2,682,880,925	$2,310,946,691

Financial Highlights
Fidelity Advisor® Capital & Income Fund Class A

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.54	$10.90	$12.94	$10.95
Income from Investment Operations
Net investment income (loss) A,B	.560	.593	.551	.455	.382
Net realized and unrealized gain (loss)	.851	1.252	- C	(1.803)	1.989
Total from investment operations	1.411	1.845	.551	(1.348)	2.371
Distributions from net investment income	(.541)	(.555)	(.544)	(.433)	(.381)
Distributions from net realized gain	-	-	(.367)	(.259)	-
Total distributions	(.541)	(.555)	(.911)	(.692)	(.381)
Net asset value, end of period	$12.70	$11.83	$10.54	$10.90	$12.94
Total Return D,E	12.27%	17.78%	5.16%	(10.75)%	21.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96%	.99%	.98%	1.01%	.99%
Expenses net of fee waivers, if any	.95%	.97%	.98%	1.01%	.99%
Expenses net of all reductions, if any	.95%	.97%	.98%	1.01%	.99%
Net investment income (loss)	4.65%	5.18%	5.11%	3.88%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$588,594	$537,083	$466,886	$462,864	$565,899
Portfolio turnover rate H	22%	29%	29%	29%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class M

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$10.60	$10.96	$13.01	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.564	.599	.556	.458	.385
Net realized and unrealized gain (loss)	.850	1.260	(.001)	(1.813)	1.998
Total from investment operations	1.414	1.859	.555	(1.355)	2.383
Distributions from net investment income	(.544)	(.559)	(.548)	(.436)	(.383)
Distributions from net realized gain	-	-	(.367)	(.259)	-
Total distributions	(.544)	(.559)	(.915)	(.695)	(.383)
Net asset value, end of period	$12.77	$11.90	$10.60	$10.96	$13.01
Total Return C,D	12.22%	17.82%	5.17%	(10.75)%	21.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.96%	.97%	.98%	1.01%	.99%
Expenses net of fee waivers, if any	.94%	.96%	.97%	1.01%	.99%
Expenses net of all reductions, if any	.94%	.96%	.97%	1.01%	.99%
Net investment income (loss)	4.65%	5.19%	5.11%	3.89%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$250,497	$244,473	$223,836	$238,446	$299,876
Portfolio turnover rate G	22%	29%	29%	29%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class C

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.81	$10.51	$10.88	$12.92	$10.93
Income from Investment Operations
Net investment income (loss) A,B	.469	.506	.469	.366	.286
Net realized and unrealized gain (loss)	.841	1.261	(.010)	(1.804)	1.988
Total from investment operations	1.310	1.767	.459	(1.438)	2.274
Distributions from net investment income	(.450)	(.467)	(.462)	(.343)	(.284)
Distributions from net realized gain	-	-	(.367)	(.259)	-
Total distributions	(.450)	(.467)	(.829)	(.602)	(.284)
Net asset value, end of period	$12.67	$11.81	$10.51	$10.88	$12.92
Total Return C,D	11.36%	17.04%	4.27%	(11.45)%	20.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.71%	1.74%	1.76%	1.78%	1.76%
Expenses net of fee waivers, if any	1.70%	1.72%	1.73%	1.77%	1.76%
Expenses net of all reductions, if any	1.70%	1.72%	1.73%	1.77%	1.76%
Net investment income (loss)	3.90%	4.42%	4.35%	3.12%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$69,850	$64,010	$54,054	$56,047	$71,058
Portfolio turnover rate G	22%	29%	29%	29%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class I

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$9.82	$10.19	$12.12	$10.26
Income from Investment Operations
Net investment income (loss) A,B	.550	.578	.539	.454	.388
Net realized and unrealized gain (loss)	.784	1.178	(.007)	(1.691)	1.860
Total from investment operations	1.334	1.756	.532	(1.237)	2.248
Distributions from net investment income	(.534)	(.546)	(.535)	(.434)	(.388)
Distributions from net realized gain	-	-	(.367)	(.259)	-
Total distributions	(.534)	(.546)	(.902)	(.693)	(.388)
Net asset value, end of period	$11.83	$11.03	$9.82	$10.19	$12.12
Total Return C	12.46%	18.18%	5.35%	(10.56)%	22.13%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.71%	.75%	.73%	.76%	.74%
Expenses net of fee waivers, if any	.70%	.73%	.72%	.76%	.74%
Expenses net of all reductions, if any	.70%	.73%	.72%	.76%	.74%
Net investment income (loss)	4.90%	5.42%	5.36%	4.13%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,219,548	$1,018,426	$745,215	$695,712	$903,429
Portfolio turnover rate F	22%	29%	29%	29%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Capital & Income Fund Class Z

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.02	$9.82	$10.19	$12.12	$10.26
Income from Investment Operations
Net investment income (loss) A,B	.561	.590	.549	.463	.399
Net realized and unrealized gain (loss)	.795	1.166	(.007)	(1.690)	1.860
Total from investment operations	1.356	1.756	.542	(1.227)	2.259
Distributions from net investment income	(.546)	(.556)	(.545)	(.444)	(.399)
Distributions from net realized gain	-	-	(.367)	(.259)	-
Total distributions	(.546)	(.556)	(.912)	(.703)	(.399)
Net asset value, end of period	$11.83	$11.02	$9.82	$10.19	$12.12
Total Return C	12.68%	18.20%	5.45%	(10.47)%	22.25%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.61%	.65%	.64%	.66%	.64%
Expenses net of fee waivers, if any	.59%	.63%	.63%	.66%	.64%
Expenses net of all reductions, if any	.59%	.63%	.63%	.66%	.64%
Net investment income (loss)	5.00%	5.51%	5.46%	4.23%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$554,393	$446,955	$361,094	$336,654	$363,496
Portfolio turnover rate F	22%	29%	29%	29%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Advisor Capital & Income Fund (formerly Fidelity Advisor High Income Advantage Fund) (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2025 was 9.68%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$192,447	Market approach	Transaction price	$100.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$100.00 - $105.13 / $104.31	Increase
Common Stocks	$26,336,703	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.1 - 7.9 / 5.2	Increase
		Market approach	Transaction price	$0.00 - $2.92 / $2.91	Increase
		Recovery value	Recovery value	$0.00 - $0.22 / $0.05	Increase
		Black scholes	Volatility	45.0% - 60.0% / 45.2%	Increase
			Discount rate	3.5% - 3.7% / 3.7%	Increase
			Term	1.3 - 3.7 / 1.4	Increase
		Discounted cash flow	Discount rate	8.5% - 12.2% / 8.5%	Decrease
		Indicative market price	Mid price	$16.50 - $16.79 / $16.62	Increase
Convertible Corporate Bonds	$2,441,065	Black scholes	Volatility	45.0%	Increase
			Discount rate	3.7%	Increase
			Term	1.3	Increase
Convertible Preferred Stocks	$21,948,244	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	20.5	Increase
Non-Convertible Corporate Bonds	$608,100	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$5.00 - $16.00 / $12.71	Increase
Preferred Securities	$8,643,621	Discounted cash flow	Yield	9.9%	Decrease
		Indicative market price	Evaluated bid	$0.01	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Capital & Income Fund	$8,042

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$324,322,947
Gross unrealized depreciation	(66,514,773)
Net unrealized appreciation (depreciation)	$257,808,174
Tax Cost	$2,411,719,298

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,995,643
Undistributed long-term capital gain	$1,026,161
Net unrealized appreciation (depreciation) on securities and other investments	$257,806,570

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$112,595,277	$ 109,086,156

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Capital & Income Fund	Fidelity Private Credit Company LLC	5,319,991	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital & Income Fund	502,094,667	472,529,007
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.73
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Class I	.70
Class Z	.60

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,379,565	54,228
Class M	- %	.25%	608,080	2,928
Class C	.75%	.25%	652,207	137,324
			2,639,852	194,480

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	74,951
Class M	10,189
Class CA	517
85,657

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Capital & Income Fund	980

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Capital & Income Fund	7,459,163	1,999,437	670,431
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Capital & Income Fund	3,270
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Capital & Income Fund	4,074	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until February 28, 2027. During the period, this waiver reduced the Fund's management fee by $417,764.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $12,087.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Capital & Income Fund
Distributions to shareholders
Class A	$24,747,739	$25,078,208
Class M	10,932,497	11,683,271
Class C	2,442,242	2,461,395
Class I	51,757,888	45,474,839
Class Z	22,714,911	24,388,442
Total	$112,595,277	$109,086,155
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Capital & Income Fund
Class A
Shares sold	10,859,470	9,217,875	$131,852,498	$105,494,300
Reinvestment of distributions	1,896,801	2,014,106	22,892,698	23,136,995
Shares redeemed	(11,801,236)	(10,144,747)	(143,000,792)	(116,368,909)
Net increase (decrease)	955,035	1,087,234	$11,744,404	$12,262,386
Class M
Shares sold	1,796,565	2,496,793	$21,685,791	$28,673,865
Reinvestment of distributions	841,914	941,706	10,216,958	10,877,624
Shares redeemed	(3,570,643)	(4,014,473)	(43,166,045)	(46,312,852)
Net increase (decrease)	(932,164)	(575,974)	$(11,263,296)	$(6,761,363)
Class C
Shares sold	1,234,438	1,556,559	$14,972,645	$17,808,924
Reinvestment of distributions	195,150	205,821	2,348,232	2,358,178
Shares redeemed	(1,339,132)	(1,481,390)	(16,033,866)	(16,954,786)
Net increase (decrease)	90,456	280,990	$1,287,011	$3,212,316
Class I
Shares sold	39,849,495	40,631,234	$450,089,652	$434,438,865
Reinvestment of distributions	4,153,255	3,778,288	46,718,093	40,500,020
Shares redeemed	(33,299,206)	(27,917,153)	(370,859,441)	(297,633,954)
Net increase (decrease)	10,703,544	16,492,369	$125,948,304	$177,304,931
Class Z
Shares sold	24,819,501	26,221,220	$280,262,923	$280,321,281
Reinvestment of distributions	1,543,490	1,930,565	17,400,841	20,717,520
Shares redeemed	(20,068,615)	(24,357,552)	(221,785,059)	(265,232,748)
Net increase (decrease)	6,294,376	3,794,233	$75,878,705	$35,806,053
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Capital & Income Fund (formerly Fidelity Advisor High Income Advantage Fund):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Capital & Income Fund (formerly Fidelity Advisor High Income Advantage Fund) (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 17, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $1,026,161, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $87,192,793 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $112,595,277 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Capital & Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its asset-sized peer group median. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the total peer group competitive median for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.538463.128
HY-ANN-1225
Fidelity Advisor® Floating Rate High Income Fund

Annual Report
October 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Floating Rate High Income Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Alternative Funds - 0.8%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $127,444,499)	13,031,470	123,054,869

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (d)(e)(f)	4,213,000	4,236,947
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.1344% 7/20/2037 (d)(e)(f)	2,807,000	2,841,503
TOTAL BAILIWICK OF JERSEY		7,078,450
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.3844% 1/20/2035 (d)(e)(f)	1,068,000	1,058,598
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.3144% 7/20/2038 (d)(e)(f)	2,178,000	2,230,078
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.9371% 3/31/2038 (d)(e)(f)	790,000	794,761
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (d)(e)(f)	1,179,000	1,196,664
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0302% 7/20/2038 (d)(e)(f)	755,000	756,749
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (d)(e)(f)	1,345,000	1,349,788
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (d)(e)(f)	1,989,000	1,996,932
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.4045% 7/15/2037 (d)(e)(f)	865,000	864,397
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (d)(e)(f)	3,650,000	3,636,466
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	1,546,000	1,579,360
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2344% 10/20/2037 (d)(e)(f)	460,000	469,092
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (d)(e)(f)	2,671,000	2,748,080
Cifc Fdg Ltd / Cifc Fdg LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.7045% 1/15/2038 (d)(e)(f)	3,140,000	3,147,784
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (d)(e)(f)	1,110,000	1,109,194
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.67% 1/15/2039 (d)(e)(f)	3,500,000	3,503,521
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.0045% 4/15/2038 (d)(e)(f)	1,268,000	1,269,555
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (d)(e)(f)	1,947,000	1,958,641
Galaxy XXV CLO Ltd Series 2025-25A Class ERR, CME Term SOFR 3 month Index + 5.75%, 9.608% 4/25/2036 (d)(e)(f)	472,000	470,785
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (d)(e)(f)	511,000	518,664
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (d)(e)(f)	1,023,000	1,029,588
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (d)(e)(f)	1,208,000	1,217,979
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (d)(e)(f)	1,153,000	1,162,010
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (d)(e)(f)	1,457,000	1,464,332
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.6344% 4/20/2037 (d)(e)(f)	1,952,000	1,971,278
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.7035% 2/20/2038 (d)(e)(f)	6,050,000	6,041,246
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (d)(e)(f)	884,000	891,074
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (d)(e)(f)	1,726,000	1,715,746
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (d)(e)(f)	2,704,000	2,685,632
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6343% 8/8/2032 (d)(e)(f)	5,670,000	5,634,188
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.6844% 4/20/2038 (d)(e)(f)	752,000	750,420
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (d)(e)(f)	1,250,000	1,262,258
Tpg Clo Ltd Series 2025-2A Class D1, CME Term SOFR 3 month Index + 3.25%, 3.25% 1/21/2039 (d)(e)(f)(g)	1,500,000	1,502,097
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		57,986,957
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.0545% 10/15/2037 (d)(e)(f)	1,315,000	1,335,957
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.6344% 1/20/2038 (d)(e)(f)	948,000	965,062
Systima Capital Management LLC Series 2025-SUP2 Class E, U.S. 30-Day Avg. SOFR Index + 4%, 7.8828% 9/25/2032 (d)(e)(f)	374,200	374,187
TOTAL UNITED STATES		2,675,206
TOTAL ASSET-BACKED SECURITIES (Cost $67,460,011)		67,740,613

Bank Loan Obligations - 90.4%
	Principal Amount (a)	Value ($)
CANADA - 1.6%
Consumer Discretionary - 0.8%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 12/13/2029 (e)(f)(h)	9,213,663	9,212,834
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 1/22/2031 (e)(f)(h)	3,858,407	3,852,620
		13,065,454
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 9/20/2030 (e)(f)(h)	73,479,292	73,216,971
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 9/22/2032 (e)(f)(h)	28,235,488	28,235,488
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2401% 8/1/2030 (e)(f)(h)	11,472,712	10,731,805
		112,184,264
TOTAL CONSUMER DISCRETIONARY		125,249,718

Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/8/2031 (e)(f)(h)	27,159,877	19,696,614
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3428% 9/18/2031 (e)(f)(h)	26,517,088	26,558,454
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5904% 3/15/2030 (e)(f)(h)	11,336,535	11,315,336
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/12/2028 (e)(f)(h)	30,220,520	30,318,736
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 3/21/2031 (e)(f)(h)	11,278,250	11,283,889
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.928% 5/29/2028 (e)(f)(h)	27,250,275	21,425,801
TOTAL CANADA		245,848,548
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 2/4/2028 (e)(f)(h)	6,519,290	6,535,588
FRANCE - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (e)(f)(h)	6,029,165	5,946,264
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (e)(f)(h)	98,802,556	98,519,980

TOTAL FRANCE		104,466,244
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1971% 4/30/2030 (e)(f)(h)	26,282,570	26,430,541
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7878% 10/18/2029 (e)(f)(h)	13,171,585	13,215,446
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9489% 1/9/2032 (e)(f)(h)	20,369,594	20,395,056
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(h)(k)	20,791,044	1,091,530
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (e)(f)(h)(i)	119,442	115,858
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.9355% 4/9/2026 (e)(f)(h)(i)	488,020	473,380
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3524% 4/9/2026 (e)(f)(h)(i)(j)	372,291	361,122
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (e)(f)(h)(i)	551,393	534,851

TOTAL INDIA		2,576,741
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 6/4/2032 (e)(f)(h)	8,782,988	8,728,094
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2065% 10/1/2032 (e)(f)(h)	26,215,000	25,559,625
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (e)(f)(h)(k)	11,864,743	237,295
		25,796,920
Materials - 0.1%
Containers & Packaging - 0.1%
Klockner Pentaplast of America Inc Tranche 1ST LIEN AE TL 1LN, term loan 14.0018% 10/27/2025 (e)(h)(i)	2,477,611	2,477,611
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.0185% 2/12/2026 (e)(f)(h)	23,250,404	9,837,943
		12,315,554
TOTAL LUXEMBOURG		38,112,474
NETHERLANDS - 1.0%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.31% 12/31/2027 (e)(f)(h)	10,044,265	9,383,051
Industrials - 0.7%
Building Products - 0.7%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 1/17/2032 (e)(f)(h)	99,866,552	99,973,410
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9371% 10/8/2032 (e)(f)(h)	6,535,000	6,539,117
Materials - 0.1%
Chemicals - 0.1%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (e)(f)(h)	12,802,945	12,770,937
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1615% 4/3/2028 (e)(f)(h)	9,766,980	9,742,563
		22,513,500
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (e)(f)(h)	21,663,740	10,290,276
TOTAL NETHERLANDS		148,699,354
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1467% 10/15/2029 (e)(f)(h)	2,415,000	2,354,939
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1545% 1/31/2032 (e)(f)(h)	15,954,947	15,420,935

TOTAL PUERTO RICO		17,775,874
SPAIN - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0646% 11/15/2027 (e)(f)(h)	11,036,000	11,034,676
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/31/2031 (e)(f)(h)(l)	690,150	692,738
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.76% 11/16/2028 (e)(f)(h)	32,608,680	32,713,354
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.76% 11/16/2028 (e)(f)(h)	4,340,319	4,355,250

TOTAL SWEDEN		37,761,342
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (e)(f)(h)	37,915,900	31,707,171
UNITED KINGDOM - 2.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 12/12/2026 (e)(f)(h)	587,651	586,328
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.6292% 12/2/2031 (e)(f)(h)	86,837,406	86,604,682
TOTAL COMMUNICATION SERVICES		87,191,010

Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.5791% 7/21/2030 (e)(f)(h)	63,882,718	63,742,815
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 7/31/2032 (e)(f)(h)	16,559,000	16,481,338
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 10/31/2029 (e)(f)(h)	27,947,642	27,925,284
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 11/30/2030 (e)(f)(h)	54,756,729	54,455,567
		162,605,004
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.705% 8/30/2032 (e)(f)(h)	15,025,000	15,081,344
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (e)(f)(h)	73,688,004	74,071,918
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 1/21/2030 (e)(f)(h)	10,930,144	10,927,411
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.031% 10/21/2030 (e)(f)(h)	22,876,625	22,871,821
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.281% 3/15/2032 (e)(f)(h)	39,820,200	39,670,874
TOTAL INDUSTRIALS		62,542,695

TOTAL UNITED KINGDOM		412,419,382
UNITED STATES - 82.9%
Communication Services - 6.1%
Diversified Telecommunication Services - 2.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.3531% 3/25/2026 (e)(f)(h)	40,229,172	26,852,973
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (e)(f)(h)(k)	37,757,012	566,355
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.2649% 3/25/2026 (e)(f)(h)(i)	1,964,644	2,065,332
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (e)(f)(h)	19,752,929	20,674,798
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.7631% 3/25/2026 (e)(f)(h)(i)	1,066,799	1,066,799
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5322% 7/1/2031 (e)(f)(h)	30,734,421	30,676,947
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 3/29/2032 (e)(f)(h)	54,025,000	53,930,456
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9646% 6/1/2028 (e)(f)(h)	26,381,621	26,711,391
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.4291% 4/16/2029 (e)(f)(h)	58,291,527	57,915,547
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.4291% 4/15/2030 (e)(f)(h)	85,566,200	85,032,267
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 10/6/2032 (e)(f)(h)	31,570,000	31,175,375
		336,668,240
Entertainment - 0.9%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.6515% 2/10/2027 (e)(f)(h)	38,870,030	27,241,283
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5791% 9/1/2027 (e)(f)(h)	31,346,579	30,680,464
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5791% 9/1/2027 (e)(f)(h)	30,875,000	30,134,000
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 8/30/2030 (e)(f)(h)	12,384,482	12,334,201
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0237% 10/21/2032 (e)(f)(h)	8,810,000	8,798,987
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.3291% 8/7/2028 (e)(f)(h)	25,134,706	25,166,125
		134,355,060
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 7/8/2031 (e)(f)(h)	13,579,053	13,086,813
Media - 2.4%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.6033% 8/21/2031 (e)(f)(h)	4,992,425	4,948,740
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4458% 10/28/2027 (e)(f)(h)	30,001,235	26,350,985
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.9853% 12/7/2030 (e)(f)(h)	8,567,400	8,548,123
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2353% 12/15/2031 (e)(f)(h)	62,858,708	62,716,020
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (e)(f)(h)	78,720,228	72,398,206
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6343% 6/16/2032 (e)(f)(h)	23,560,000	21,628,080
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2488% 12/1/2028 (e)(f)(h)	8,023,478	8,028,132
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 6/28/2032 (e)(f)(h)	28,418,775	28,429,858
Outfront Media Capital LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0152% 9/24/2032 (e)(f)(h)	2,310,000	2,307,828
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.402% 12/31/2029 (e)(f)(h)	2,880,525	2,612,291
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.1646% 12/31/2030 (e)(f)(h)	10,500,397	9,479,233
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1946% 2/19/2030 (e)(f)(h)	8,141,294	7,133,809
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 6/24/2029 (e)(f)(h)	5,825,694	5,805,654
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3291% 1/31/2029 (e)(f)(h)	25,774,448	25,387,832
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5791% 1/31/2029 (e)(f)(h)	11,726,563	11,600,502
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/23/2030 (e)(f)(h)(l)	20,655,000	20,560,400
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (e)(f)(h)	37,480,000	36,640,073
		354,575,766
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 1/30/2031 (e)(f)(h)	58,670,542	58,963,895
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.72% 1/25/2031 (e)(f)(h)	18,207,223	18,242,363
		77,206,258
TOTAL COMMUNICATION SERVICES		915,892,137

Consumer Discretionary - 15.9%
Automobile Components - 1.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (e)(f)(h)(l)	15,285,000	15,170,363
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8146% 3/3/2028 (e)(f)(h)	31,611,513	27,851,007
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 5/6/2030 (e)(f)(h)	26,215,697	26,199,443
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 1/28/2032 (e)(f)(h)	53,910,000	54,028,063
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 3/25/2032 (e)(f)(h)	16,492,229	16,533,459
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1515% 12/22/2028 (e)(f)(h)	11,856,420	11,095,593
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5475% 1/26/2029 (e)(f)(h)	18,586,749	14,904,343
		165,782,271
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5791% 6/3/2028 (e)(f)(h)	28,785,923	28,060,806
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 4/18/2030 (e)(f)(h)	18,617,516	18,617,516
		46,678,322
Broadline Retail - 2.7%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 11/8/2032 (e)(f)(h)	29,157,129	29,195,325
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/23/2032 (e)(f)(h)	371,780,791	371,394,139
		400,589,464
Distributors - 0.7%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 12/11/2030 (e)(f)(h)	42,684,345	42,601,965
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 5/24/2032 (e)(f)(h)	32,980,000	32,454,298
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7273% 8/1/2030 (e)(f)(h)	33,888,390	33,803,669
		108,859,932
Diversified Consumer Services - 1.3%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1292% 7/31/2028 (e)(f)(h)	83,986,865	84,140,561
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 6/12/2030 (e)(f)(h)	13,065,761	13,014,413
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (e)(f)(h)	114,223,576	95,091,127
		192,246,101
Hotels, Restaurants & Leisure - 6.6%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4559% 2/7/2029 (e)(f)(h)	29,357,187	29,173,704
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0299% 6/22/2030 (e)(f)(h)	21,229,011	21,245,569
Aramark Services Inc Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 4/6/2028 (e)(f)(h)	17,156,494	17,160,097
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 11/24/2028 (e)(f)(h)	17,224,270	17,245,800
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 2/6/2030 (e)(f)(h)	81,997,039	81,245,126
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 2/6/2031 (e)(f)(h)	61,528,025	60,881,981
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.25% 11/1/2031 (e)(f)(h)	38,976,033	34,702,701
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.25% 6/29/2029 (e)(f)(h)	18,445,133	16,900,353
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/2/2029 (e)(f)(h)	28,659,020	28,627,782
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/29/2029 (e)(f)(h)	173,676,849	173,466,700
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4646% 2/12/2029 (e)(f)(h)	8,849,927	8,858,776
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 1/28/2032 (e)(f)(h)	35,333,334	35,449,228
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2184% 5/26/2030 (e)(f)(h)	29,051,982	28,761,462
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.998% 12/4/2031 (e)(f)(h)	17,471,305	17,513,760
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 5/27/2032 (e)(f)(h)	10,937,588	10,978,603
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 1/17/2031 (e)(f)(h)	13,158,488	13,098,222
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 8/2/2028 (e)(f)(h)	46,100,720	45,980,859
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.741% 11/8/2030 (e)(f)(h)	21,135,341	21,178,668
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (e)(f)(h)	27,392,192	25,885,622
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 4/26/2030 (e)(f)(h)	31,323,816	30,941,979
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1059% 11/5/2031 (e)(f)(h)	27,234,543	27,230,185
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2869% 4/16/2029 (e)(f)(h)	15,423,392	15,437,890
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 4/1/2031 (e)(f)(h)	22,261,582	22,289,409
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 7/18/2031 (e)(f)(h)	8,089,784	8,092,292
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 9/18/2031 (e)(f)(h)	4,692,600	4,688,705
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.508% 8/18/2032 (e)(f)(h)	12,880,000	12,872,272
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9646% 7/2/2032 (e)(f)(h)	10,810,149	10,563,569
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 7/2/2032 (e)(f)(h)(j)	2,034,851	1,988,437
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 3/14/2031 (e)(f)(h)	46,331,316	46,339,192
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (e)(f)(h)	48,755,009	46,967,163
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2027 (e)(f)(h)	3,860,000	2,895,000
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (e)(f)(h)	9,301,490	8,987,564
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 8/3/2028 (e)(f)(h)	48,206,543	48,293,315
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0907% 9/3/2029 (e)(f)(h)	15,776,494	11,661,511
		987,603,496
Household Durables - 0.5%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4684% 9/26/2031 (e)(f)(h)	5,559,278	5,580,125
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 10/24/2031 (e)(f)(h)	35,576,487	35,739,427
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (e)(f)(h)	28,500,000	28,405,095
		69,724,647
Leisure Products - 0.0%
Lids Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.631% 12/14/2026 (e)(f)(h)(i)	1,633,546	1,617,211
Specialty Retail - 2.5%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9988% 11/5/2027 (e)(f)(h)	5,833,217	5,833,217
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.4919% 10/16/2031 (e)(f)(h)	37,458,603	37,614,806
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.602% 8/3/2029 (e)(h)	1,713,263	993,692
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.102% 8/3/2029 (e)(f)(h)	10,422,347	260,558
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.602% 8/3/2029 (e)(h)	3,251,277	1,885,741
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5018% 6/9/2031 (e)(f)(h)	20,215,800	20,237,835
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/4/2031 (e)(f)(h)	5,649,031	5,606,663
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.881% 6/6/2031 (e)(f)(h)	18,368,695	17,706,687
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.031% 6/6/2031 (e)(f)(h)	21,995,000	21,818,161
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5131% 4/15/2028 (e)(f)(h)	18,902,481	18,043,364
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (e)(f)(h)(i)(k)	1,071,652	833,423
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (e)(f)(h)	16,745,000	16,789,207
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 9/29/2032 (e)(f)(h)(l)	18,600,000	18,600,000
Restoration Hardware Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5791% 10/20/2028 (e)(f)(h)	27,522,177	26,702,292
Restoration Hardware Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3146% 10/20/2028 (e)(f)(h)	14,475,870	14,123,093
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7404% 2/8/2028 (e)(f)(h)	34,428,563	32,266,105
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (e)(f)(h)	69,109,907	64,563,858
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3291% 4/16/2028 (e)(f)(h)	16,748,324	16,612,328
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 1/30/2031 (e)(f)(h)	11,721,712	11,687,132
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 10/31/2029 (e)(f)(h)	48,349,225	48,440,122
		380,618,284
Textiles, Apparel & Luxury Goods - 0.2%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0257% 8/26/2031 (e)(f)(h)	31,999,800	32,055,800
TOTAL CONSUMER DISCRETIONARY		2,385,775,528

Consumer Staples - 2.8%
Beverages - 0.8%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4764% 4/1/2032 (e)(f)(h)	12,918,889	12,971,340
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.3515% 1/24/2029 (e)(f)(h)	35,260,855	26,621,945
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.1015% 1/24/2030 (e)(f)(h)	6,905,464	2,880,545
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 1/24/2029 (e)(f)(h)	26,556,605	26,700,543
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/31/2028 (e)(f)(h)	52,395,796	52,524,165
		121,698,538
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8789% 2/5/2029 (e)(f)(h)	10,200,286	10,247,616
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (e)(f)(h)	22,200,000	21,811,500
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.1971% 9/30/2031 (e)(f)(h)	17,563,003	17,417,230
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.8515% 8/1/2029 (e)(f)(h)	28,386,532	22,410,032
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5015% 3/31/2031 (e)(f)(h)(i)	7,844,569	6,471,770
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.0015% 9/30/2030 (e)(f)(h)(i)	2,086,583	2,086,582
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1855% 4/1/2029 (e)(f)(h)	22,763,150	21,875,387
		102,320,117
Food Products - 1.2%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4684% 12/23/2030 (e)(f)(h)	17,529,512	17,584,379
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/22/2032 (e)(f)(h)(l)	30,950,000	31,008,186
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (e)(f)(h)(k)	43,276,858	1,190,114
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (e)(f)(h)(k)	6,911,469	3,200,010
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (e)(f)(h)(k)	6,407,647	2,966,740
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.6477% 3/30/2026 (e)(f)(h)	25,396,270	24,253,438
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.6382% 3/30/2026 (e)(f)(h)	33,256,645	26,106,467
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 2/12/2031 (e)(f)(h)	32,311,885	32,161,312
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5477% 7/12/2032 (e)(f)(h)	31,025,000	31,025,000
Wellness Pet LLC Tranche A 1LN, term loan CME Term SOFR 3 month Index + 3.95%, 7.9515% 12/31/2029 (e)(f)(h)	6,980,533	5,479,719
Wellness Pet LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0131% 12/31/2029 (e)(f)(h)	5,247,308	1,869,353
		176,844,718
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8291% 5/17/2028 (e)(f)(h)	13,994,783	8,210,319
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7989% 2/23/2029 (e)(f)(h)	6,065,939	5,910,893
		14,121,212
TOTAL CONSUMER STAPLES		414,984,585

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6774% 7/9/2031 (e)(f)(h)	23,752,457	23,732,742
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5791% 3/31/2028 (e)(f)(h)	8,818,184	8,792,434
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 12/31/2030 (e)(f)(h)	59,727,549	59,808,181
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (e)(f)(h)	9,860,650	9,872,976
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5646% 11/19/2029 (e)(f)(h)	22,640,625	22,584,024
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 4/1/2030 (e)(f)(h)	15,296,473	15,372,955
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3404% 10/15/2031 (e)(f)(h)	14,229,358	14,285,280
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 5/30/2031 (e)(f)(h)	11,034,209	11,067,974
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0322% 2/11/2030 (e)(f)(h)	16,795,600	16,806,181
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (e)(f)(h)	120,539,121	53,833,977
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6871% 2/28/2030 (e)(f)(h)	19,117,692	19,136,810
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 8/1/2029 (e)(f)(h)	9,673,374	9,721,741
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.1896% 5/25/2029 (e)(f)(h)	50,600,663	50,316,287
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.194% 5/25/2029 (e)(f)(h)	6,329,337	6,281,867
		321,613,429
Financials - 11.3%
Capital Markets - 2.1%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 6/13/2031 (e)(f)(h)	36,756,918	36,836,681
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 10/31/2031 (e)(f)(h)	53,494,554	53,648,619
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 5/17/2031 (e)(f)(h)	26,035,204	26,014,376
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 9/15/2031 (e)(f)(h)	31,153,442	31,221,668
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 9/5/2031 (e)(f)(h)	35,194,414	35,288,031
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (e)(f)(h)	35,814,086	35,769,318
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1614% 12/15/2031 (e)(f)(h)	63,267,953	62,639,070
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/26/2031 (e)(f)(h)	19,104,000	19,088,144
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 12/1/2028 (e)(f)(h)	16,312,917	16,349,620
		316,855,527
Financial Services - 3.5%
ACNR Holdings Inc term loan 13% (e)(h)(i)(m)	7,110,795	7,084,485
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 1/31/2031 (e)(f)(h)	81,763,702	81,942,765
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (e)(f)(h)	24,205,000	23,630,131
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 10/3/2032 (e)(f)(h)(l)	21,810,000	21,769,215
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 9/30/2031 (e)(f)(h)	15,577,288	15,612,336
Fusion Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1015% 6/6/2030 (e)(f)(h)	16,515,441	16,845,750
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (e)(f)(h)(i)(k)	1,317,675	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 9/22/2032 (e)(f)(h)	23,780,000	23,007,150
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0257% 4/16/2029 (e)(f)(h)	13,117,579	13,123,088
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 11/17/2031 (e)(f)(h)	43,795,200	43,799,580
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 7/31/2031 (e)(f)(h)	49,669,957	49,304,386
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 7/31/2031 (e)(f)(h)	10,135,000	10,150,203
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.7146% 2/16/2032 (e)(f)(h)	12,965,000	12,900,175
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4274% 10/8/2032 (e)(f)(h)	13,670,000	13,729,875
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 7/30/2032 (e)(f)(h)	13,915,236	13,890,884
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6154% 2/20/2030 (e)(f)(h)	20,036,439	20,105,364
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 7/6/2032 (e)(f)(h)	4,640,000	4,665,149
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0378% 11/21/2031 (e)(f)(h)	20,200,447	20,241,252
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 6/24/2031 (e)(f)(h)	21,047,015	21,020,706
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 6/24/2031 (e)(f)(h)	12,459,570	12,436,893
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (e)(f)(h)	104,129,025	104,145,686
		529,405,073
Insurance - 5.7%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 6/21/2032 (e)(f)(h)	17,022,338	17,017,061
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 11/6/2030 (e)(f)(h)	154,185,042	153,915,218
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 5/31/2032 (e)(f)(h)	39,340,000	39,528,045
Alera Group Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4646% 5/31/2033 (e)(f)(h)	11,740,000	12,045,710
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 9/19/2031 (e)(f)(h)	7,366,538	7,356,887
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2515% 1/30/2032 (e)(f)(h)	41,173,838	41,216,658
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 12/29/2031 (e)(f)(h)	18,413,992	18,428,355
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0646% 8/19/2028 (e)(f)(h)	47,891,980	47,925,983
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.3273% 8/19/2028 (e)(f)(h)	64,230,967	64,420,449
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2146% 9/19/2030 (e)(f)(h)	59,092,846	58,862,974
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2146% 9/19/2030 (e)(f)(h)	28,957,425	28,824,800
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.3291% 1/31/2028 (e)(f)(h)	63,157,555	61,785,773
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.3291% 1/20/2029 (e)(f)(h)	98,816,391	94,067,275
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3291% 7/31/2027 (e)(f)(h)	22,697,357	22,701,669
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 5/6/2031 (e)(f)(h)	48,087,258	48,001,182
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (e)(f)(h)	73,247,556	73,473,891
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 9/15/2031 (e)(f)(h)	18,476,313	18,484,073
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 9/29/2030 (e)(f)(h)	9,698,334	9,702,407
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 11/21/2029 (e)(f)(h)	38,037,592	38,075,630
		855,834,040
TOTAL FINANCIALS		1,702,094,640

Health Care - 7.6%
Health Care Equipment & Supplies - 1.9%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2146% 1/15/2031 (e)(f)(h)	34,373,850	34,554,313
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 3/30/2029 (e)(f)(h)	12,417,124	12,420,973
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 8/1/2031 (e)(f)(h)	54,070,739	54,345,959
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 10/23/2028 (e)(f)(h)	116,735,398	116,831,122
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (e)(f)(h)	47,930,000	47,585,383
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 5/30/2031 (e)(f)(h)	16,089,479	16,129,702
		281,867,452
Health Care Providers & Services - 2.6%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1904% 2/15/2029 (e)(f)(h)	15,820,105	11,706,878
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7146% 9/17/2032 (e)(f)(h)	8,750,000	8,766,888
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2977% 2/11/2028 (e)(f)(h)	30,654,563	30,551,257
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 5/9/2031 (e)(f)(h)	33,157,760	33,192,908
Examworks Bidco Inc Tranche B 1LN, term loan 6.7146% 11/1/2028 (e)(h)	14,698,893	14,755,630
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1015% 10/1/2027 (e)(f)(h)	10,609,207	10,503,115
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3844% 10/1/2032 (e)(f)(h)	16,240,000	16,302,524
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9646% 9/24/2031 (e)(f)(h)	44,153,850	39,556,993
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 10/23/2031 (e)(f)(h)	12,111,836	12,136,060
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.0922% 10/23/2031 (e)(f)(h)(j)	1,566,125	1,569,257
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 8/25/2032 (e)(f)(h)	11,623,238	11,638,929
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (e)(f)(h)	11,525,966	11,573,568
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (e)(f)(h)	2,871,702	2,883,562
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 4/15/2031 (e)(f)(h)	24,822,744	24,917,318
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8213% 3/2/2028 (e)(f)(h)	20,809,901	20,162,297
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8515% 3/2/2028 (e)(f)(h)	450,201	436,191
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 2/21/2031 (e)(f)(h)	18,001,789	18,049,133
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 11/15/2028 (e)(f)(h)	41,119,767	41,220,510
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3654% 12/4/2031 (e)(f)(h)	49,502,313	49,444,890
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.7488% 10/1/2029 (e)(f)(h)	1,410,000	1,248,738
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2488% 10/1/2028 (e)(f)(h)	4,895,254	4,894,764
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.5015% 10/11/2031 (e)(f)(h)	11,074,142	11,081,119
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.4497% 10/11/2031 (e)(f)(h)	504,638	504,956
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 12/15/2027 (e)(f)(h)	12,975,003	13,016,653
		390,114,138
Health Care Technology - 1.6%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 2/15/2029 (e)(f)(h)	71,065,983	70,699,282
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	8,930,000	8,751,399
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8843% 3/26/2032 (e)(f)(h)	20,583,413	19,766,457
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8843% 5/1/2031 (e)(f)(h)	48,690,724	46,824,409
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 9/28/2029 (e)(f)(h)	39,646,200	38,992,831
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 11/26/2031 (e)(f)(h)	56,146,115	55,593,638
		240,628,016
Pharmaceuticals - 1.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.2146% 10/8/2030 (e)(f)(h)	95,851,439	95,097,088
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 8/2/2032 (e)(f)(h)	22,465,000	22,624,052
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 10/28/2032 (e)(f)(h)(l)	10,050,000	10,050,000
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 4/23/2031 (e)(f)(h)	32,925,987	32,711,968
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 5/5/2028 (e)(f)(h)	37,028,748	37,100,584
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.241% 5/19/2031 (e)(f)(h)	33,313,661	30,034,264
		227,617,956
TOTAL HEALTH CARE		1,140,227,562

Industrials - 13.2%
Aerospace & Defense - 1.6%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 10/31/2030 (e)(f)(h)	11,684,289	11,702,517
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 1/27/2032 (e)(f)(h)	13,661,350	13,644,273
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6601% 2/26/2032 (e)(f)(h)	50,310,718	50,436,495
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1.5199% 2/26/2032 (e)(f)(h)(j)	4,757,048	4,768,940
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.715% 12/11/2031 (e)(f)(h)	25,044,469	25,028,941
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (e)(f)(h)(j)	1,217,813	1,217,058
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 8/19/2032 (e)(f)(h)	27,695,000	27,701,093
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 2/28/2031 (e)(f)(h)	15,962,431	15,979,990
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/22/2030 (e)(f)(h)	69,539,021	69,592,567
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 1/19/2032 (e)(f)(h)	21,596,850	21,608,728
		241,680,602
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 10/31/2031 (e)(f)(h)	20,876,488	20,903,627
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 10/31/2031 (e)(f)(h)	7,940,750	7,951,073
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8146% 11/23/2028 (e)(f)(h)	11,056,780	10,561,989
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.8146% 11/23/2028 (e)(f)(h)(i)	18,866,500	18,828,767
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.3146% 11/23/2029 (e)(f)(h)(i)	8,145,000	8,063,550
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.3371% 10/3/2029 (e)(f)(h)(i)	5,325,493	5,101,822
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.5871% 10/3/2029 (e)(f)(h)(i)	11,339,429	3,004,949
		74,415,777
Building Products - 1.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 1/3/2029 (e)(f)(h)	16,107,004	16,118,762
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 5/14/2029 (e)(f)(h)	6,649,706	6,664,668
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 9/8/2032 (e)(f)(h)	17,839,755	17,884,355
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.6572% 8/1/2028 (e)(f)(h)	3,785,000	3,466,417
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3822% 4/12/2028 (e)(f)(h)	43,621,529	39,834,744
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5322% 5/15/2031 (e)(f)(h)	14,296,297	12,482,526
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.4489% 5/31/2030 (e)(f)(h)	4,603,463	4,589,514
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (e)(f)(h)	20,124,796	20,039,668
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 1/24/2029 (e)(f)(h)	16,528,442	16,590,424
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.0015% 2/20/2032 (e)(f)(h)	30,732,975	29,907,180
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/29/2029 (e)(f)(h)	2,455,668	2,206,565
		169,784,823
Commercial Services & Supplies - 5.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 12/21/2028 (e)(f)(h)	81,838,361	81,736,063
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3146% 8/20/2032 (e)(f)(h)	116,735,000	117,147,076
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 11/1/2031 (e)(f)(h)	21,008,665	21,118,961
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 4.25% 11/1/2031 (e)(f)(h)(j)	2,436,243	2,449,033
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (e)(f)(h)	37,026,398	31,388,388
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 5/31/2028 (e)(f)(h)	17,240,264	17,278,020
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (e)(f)(h)	66,067,327	58,249,580
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.7515% 5/2/2030 (e)(f)(h)	8,687,250	8,665,532
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.4904% 5/3/2029 (e)(f)(h)	27,178,829	22,048,825
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.991% 2/9/2031 (e)(f)(h)	8,135,721	8,118,799
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8404% 8/1/2029 (e)(f)(h)	48,234,342	48,407,503
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 10/21/2028 (e)(f)(h)	15,654,843	15,710,261
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6711% 3/3/2032 (e)(f)(h)	41,410,000	41,368,590
Madison IAQ LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4519% 5/6/2032 (e)(f)(h)	29,401,313	29,489,516
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (e)(f)(h)	36,735,992	36,781,912
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (e)(f)(h)	7,753,012	7,481,657
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (e)(f)(h)	87,987,362	84,885,808
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3594% 7/25/2030 (e)(f)(h)	36,715,712	36,715,712
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5882% 10/8/2032 (e)(f)(h)	6,615,000	6,615,000
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 3/19/2032 (e)(f)(h)	4,475,912	4,463,334
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2518% 11/30/2028 (e)(f)(h)	11,341,064	11,348,209
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.281% 11/30/2028 (e)(f)(h)	10,704,360	10,704,360
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2518% 11/30/2028 (e)(f)(h)	625,989	626,382
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.281% 11/30/2028 (e)(f)(h)	828,599	828,599
RLG Holdings LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.5791% 7/6/2029 (e)(f)(h)	2,290,000	792,340
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0791% 12/10/2026 (e)(f)(h)	9,272,892	9,261,301
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.6219% 6/15/2030 (e)(f)(h)	13,650,448	13,220,459
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 9/10/2032 (e)(f)(h)	14,760,000	14,829,224
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.3291% 10/19/2030 (e)(f)(h)	11,650,043	10,346,752
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0791% 4/19/2030 (e)(f)(h)	12,115,766	11,994,609
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 11/2/2029 (e)(f)(h)	23,630,138	23,497,336
		787,569,141
Construction & Engineering - 0.4%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.49% 3/27/2031 (e)(f)(h)	15,165,797	15,216,754
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 11/3/2031 (e)(f)(h)	15,657,446	15,677,018
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0791% 1/21/2028 (e)(f)(h)	15,326,386	15,419,264
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3404% 2/16/2028 (e)(f)(h)	9,422,017	9,433,794
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2652% 1/24/2031 (e)(f)(h)	11,354,532	11,353,169
		67,099,999
Electrical Equipment - 0.2%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8792% 8/12/2032 (e)(f)(h)	33,217,353	33,272,161
Ground Transportation - 0.3%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 7/16/2032 (e)(f)(h)	14,708,138	14,512,078
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (e)(f)(h)	32,070,718	31,985,089
		46,497,167
Machinery - 0.9%
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (e)(f)(h)	13,290,000	13,356,450
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (e)(f)(h)	21,045,000	21,141,386
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4764% 3/15/2030 (e)(f)(h)	16,677,597	16,724,461
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.6343% 9/28/2028 (e)(f)(h)	10,219,480	10,174,105
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0477% 10/10/2031 (e)(f)(h)	14,015,990	14,077,381
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 1/2/2032 (e)(f)(h)	8,333,125	8,320,125
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0646% 3/25/2031 (e)(f)(h)	46,627,120	46,522,210
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 16.9969% 12/3/2026 (e)(f)(h)(i)	6,655,975	5,187,667
		135,503,785
Passenger Airlines - 0.6%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1344% 4/20/2028 (e)(f)(h)	19,524,505	19,540,125
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (e)(f)(h)	13,377,775	13,417,908
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 1.75%, 5.6928% 1/29/2027 (e)(f)(h)	5,000,000	4,987,950
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.258% 6/4/2029 (e)(f)(h)	14,468,850	14,419,077
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1958% 2/22/2031 (e)(f)(h)	24,165,886	24,200,443
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (e)(f)(h)	18,684,249	18,801,026
		95,366,529
Professional Services - 1.8%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 8/12/2032 (e)(f)(h)	12,681,175	12,626,519
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 9/29/2031 (e)(f)(h)	53,545,975	53,465,656
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 10/30/2031 (e)(f)(h)	13,820,563	13,829,269
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 12/29/2028 (e)(f)(h)	40,974,670	33,414,843
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5907% 9/29/2028 (e)(f)(h)	21,595,206	21,654,592
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (e)(f)(h)(l)	70,740,000	70,474,726
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8404% 3/1/2031 (e)(f)(h)	12,057,833	12,057,833
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 5/30/2031 (e)(f)(h)	7,885,188	7,888,499
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 7/31/2031 (e)(f)(h)	41,178,411	41,160,292
		266,572,229
Transportation Infrastructure - 0.5%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2547% 4/8/2030 (e)(f)(h)	22,260,645	22,348,797
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2515% 8/6/2030 (e)(f)(h)	11,244,639	11,307,946
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 4.8134% 8/6/2030 (e)(f)(h)(j)	1,540,361	1,549,033
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2515% 1/2/2029 (e)(f)(h)	6,582,766	6,645,303
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.7631% 8/10/2029 (e)(f)(h)	17,562,168	12,337,423
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 8.0015% 1/2/2029 (e)(f)(h)	1,001,409	718,511
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.7631% 8/10/2029 (e)(f)(h)	1,967,936	531,343
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/26/2028 (e)(f)(h)	16,776,566	16,727,075
		72,165,431
TOTAL INDUSTRIALS		1,989,927,644

Information Technology - 15.4%
Communications Equipment - 0.7%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.781% 10/24/2030 (e)(f)(h)	6,265,673	6,272,377
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.7146% 12/17/2029 (e)(f)(h)	96,953,887	97,717,884
		103,990,261
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 7/2/2029 (e)(f)(h)	14,609,672	14,614,201
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 7/12/2032 (e)(f)(h)	36,468,897	36,491,872
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4646% 7/31/2033 (e)(f)(h)	6,240,000	6,240,000
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 11/9/2029 (e)(f)(h)	14,350,656	14,320,089
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 8/18/2031 (e)(f)(h)	32,393,048	32,523,592
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9684% 3/17/2032 (e)(f)(h)	15,740,550	15,779,901
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4853% 10/1/2032 (e)(f)(h)	18,673,871	18,743,898
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 10/1/2032 (e)(f)(h)(j)	3,591,129	3,604,596
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4479% 10/24/2031 (e)(f)(h)	18,177,638	18,268,526
		160,586,675
IT Services - 3.2%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 2/3/2031 (e)(f)(h)	17,144,991	17,183,053
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (e)(f)(h)	48,693,097	45,376,124
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (e)(h)	4,964,342	4,091,461
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 10/31/2030 (e)(f)(h)	15,954,925	15,915,038
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.9646% 3/20/2033 (e)(f)(h)	20,490,000	20,246,784
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 3/20/2032 (e)(f)(h)	73,469,990	73,431,785
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 6/17/2031 (e)(f)(h)	39,382,204	39,401,502
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6904% 2/1/2028 (e)(f)(h)	92,883,144	79,932,447
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 6/20/2031 (e)(f)(h)	22,930,000	22,937,108
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	100,675,000	100,910,580
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (e)(f)(h)	56,319,800	54,861,680
		474,287,562
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9773% 8/17/2029 (e)(f)(h)	24,291,643	24,304,760
Software - 10.1%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 2/24/2031 (e)(f)(h)	44,296,279	44,357,408
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 12/11/2028 (e)(f)(h)	62,845,733	62,780,374
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 7/6/2029 (e)(f)(h)	20,592,997	16,902,115
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 8/13/2032 (e)(f)(h)	57,795,000	57,777,084
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 3/21/2031 (e)(f)(h)	48,132,790	48,117,869
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.9646% 2/19/2029 (e)(f)(h)	26,540,126	23,819,763
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4843% 8/6/2032 (e)(f)(h)	8,670,000	8,702,512
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 4/2/2029 (e)(f)(h)(i)	40,404,675	39,383,043
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 10/9/2029 (e)(f)(h)	35,879,543	35,913,270
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.5791% 11/6/2028 (e)(f)(h)	3,306,845	2,813,562
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 5/30/2031 (e)(f)(h)	31,563,069	31,622,408
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 4/16/2032 (e)(f)(h)	5,052,338	5,041,273
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 9/12/2029 (e)(f)(h)	58,171,268	58,128,222
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 1/30/2032 (e)(f)(h)	35,410,031	34,967,406
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (e)(f)(h)	21,825,000	21,770,438
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1853% 10/9/2031 (e)(f)(h)	40,969,125	41,039,592
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1853% 10/9/2032 (e)(f)(h)	8,737,000	8,699,868
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2146% 12/31/2031 (e)(f)(h)	77,552,305	61,886,739
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 5/3/2028 (e)(f)(h)	75,879,412	68,832,492
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0904% 2/23/2029 (e)(f)(h)	12,580,000	9,403,550
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (e)(f)(h)	77,428,928	75,570,633
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1094% 7/31/2026 (e)(f)(h)	25,382,033	19,284,000
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 10/31/2032 (e)(f)(h)(l)	17,840,000	17,840,000
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (e)(f)(h)	155,490,732	148,493,649
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 9.0015% 5/9/2033 (e)(f)(h)	19,595,000	19,056,137
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 10/26/2030 (e)(f)(h)	44,892,201	44,872,000
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6679% 7/16/2031 (e)(f)(h)	26,999,379	26,924,861
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 8/31/2028 (e)(f)(h)	63,048,929	63,276,535
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9122% 5/15/2028 (e)(f)(h)	26,963,747	12,057,918
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.4122% 5/15/2028 (e)(f)(h)	6,282,353	6,368,735
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 4/24/2028 (e)(f)(h)	10,746,000	10,774,262
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2631% 4/24/2028 (e)(f)(h)	37,698,522	37,608,045
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 9/8/2032 (e)(f)(h)	54,605,000	53,717,669
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9646% 4/5/2030 (e)(f)(h)	61,531,147	52,986,317
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/22/2029 (e)(f)(h)	16,714,965	16,753,576
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 8/13/2029 (e)(f)(h)	21,839,786	21,829,958
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 5/9/2031 (e)(f)(h)	44,679,830	44,767,402
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (e)(f)(h)	124,606,089	124,518,865
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (e)(f)(h)	19,290,671	19,097,765
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (h)	5,888,138	6,145,744
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (e)(f)(h)	17,653,150	17,180,222
		1,521,083,281
Technology Hardware, Storage & Peripherals - 0.2%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (e)(f)(h)	39,676,737	39,701,733
TOTAL INFORMATION TECHNOLOGY		2,323,954,272

Materials - 6.5%
Chemicals - 3.6%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.2515% 12/14/2029 (e)(f)(h)	25,810,165	23,116,358
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.7146% 11/24/2027 (e)(f)(h)	10,220,975	9,352,192
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.8146% 11/24/2028 (e)(f)(h)	12,310,000	11,079,000
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0646% 11/24/2027 (e)(f)(h)	18,640,811	17,382,557
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5646% 9/30/2028 (e)(f)(h)	39,448,454	39,399,144
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.0646% 9/30/2029 (e)(f)(h)	3,385,000	3,366,653
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/23/2031 (e)(f)(h)	23,651,250	22,744,698
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 10/15/2032 (e)(f)(h)	43,865,000	43,086,396
CoorsTek Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/28/2032 (e)(f)(h)(l)	15,300,000	15,223,500
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0477% 11/1/2030 (e)(f)(h)	17,415,684	17,393,914
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (e)(f)(h)	56,381,134	55,785,749
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (e)(f)(h)	33,512,398	29,713,098
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.031% 3/15/2029 (e)(f)(h)	62,762,028	61,439,633
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.5021% 3/15/2030 (e)(f)(h)	8,731,765	8,524,385
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8146% 3/14/2030 (e)(f)(h)	7,662,623	6,156,457
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.3146% 4/2/2029 (e)(f)(h)	32,251,001	26,795,100
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (e)(f)(h)	40,962,996	40,382,550
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 8/12/2032 (e)(f)(h)(l)	35,485,000	35,462,999
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (e)(f)(h)	21,951,640	22,024,081
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 9/17/2032 (e)(f)(h)(l)	15,250,000	15,265,860
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4646% 9/30/2031 (e)(f)(h)	14,274,054	14,269,630
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (e)(f)(h)(j)	1,481,755	1,481,295
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0015% 8/9/2032 (e)(f)(h)	19,070,000	18,944,901
		538,390,150
Construction Materials - 0.7%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 2/10/2032 (e)(f)(h)	70,948,475	71,011,619
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9773% 4/2/2029 (e)(f)(h)	10,187,798	10,187,798
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 10/15/2032 (e)(f)(h)	17,921,032	17,988,236
		99,187,653
Containers & Packaging - 2.0%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 3/3/2031 (e)(f)(h)	44,184,931	43,942,355
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3526% 6/9/2031 (e)(f)(h)	34,910,503	34,864,770
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7977% 11/29/2030 (e)(f)(h)	23,871,169	23,951,854
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.1396% 4/13/2029 (e)(f)(h)	102,880,940	102,800,693
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 4/1/2032 (e)(f)(h)	59,784,331	59,623,511
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 3.25% 3/29/2032 (e)(f)(h)(j)	1,015,833	1,013,101
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 8/4/2027 (e)(f)(h)	16,369,094	16,387,591
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 5/1/2031 (e)(f)(h)	15,135,487	15,154,406
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 4/21/2031 (e)(f)(h)	7,473,358	7,481,131
		305,219,412
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5018% 8/23/2032 (e)(f)(h)	19,984,913	20,041,070
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 5/23/2031 (e)(f)(h)	21,378,496	21,374,006
TOTAL MATERIALS		984,212,291

Real Estate - 0.2%
Diversified REITs - 0.0%
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 10/1/2032 (e)(f)(h)(l)	2,720,000	2,434,400
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 1/31/2030 (e)(f)(h)	7,635,239	7,663,871
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 1/31/2030 (e)(f)(h)	6,237,600	6,248,017
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4773% 8/21/2030 (e)(f)(h)	12,190,507	12,220,984
		26,132,872
TOTAL REAL ESTATE		28,567,272

Utilities - 1.8%
Electric Utilities - 0.7%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5931% 4/16/2031 (e)(f)(h)	23,949,140	23,994,643
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7146% 12/20/2030 (e)(f)(h)	29,547,805	29,587,399
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3843% 1/27/2031 (e)(f)(h)	52,148,876	52,258,389
		105,840,431
Independent Power and Renewable Electricity Producers - 1.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 9/30/2031 (e)(f)(h)	25,838,030	25,852,758
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 7/31/2030 (e)(f)(h)	10,954,125	10,961,355
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 2/26/2032 (e)(f)(h)	18,983,463	19,078,380
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 6/4/2032 (e)(f)(h)	11,665,323	11,456,280
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.6623% 6/4/2032 (e)(f)(h)(j)	1,484,677	1,458,072
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (e)(f)(h)	21,660,813	21,732,943
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 10/11/2032 (e)(f)(h)(l)	22,513,000	22,494,314
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7329% 12/13/2031 (e)(f)(h)	9,791,013	9,795,614
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8291% 3/24/2028 (e)(f)(h)	18,629,824	18,628,707
		141,458,423
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3291% 6/23/2028 (e)(f)(h)	22,390,077	21,438,498
TOTAL UTILITIES		268,737,352

TOTAL UNITED STATES		12,475,986,712
TOTAL BANK LOAN OBLIGATIONS (Cost $13,984,092,636)		13,601,693,243

Common Stocks - 1.6%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (i)	956,228	15,895,736
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (i)(n)	715,262	16,837,267
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (i)(n)	3,686	7,739,679
UNITED STATES - 1.4%
Communication Services - 0.0%
Media - 0.0%
Ion Media Networks Inc (i)(n)	2,842	0
Main Street Sports Group (i)	23,201	169,669
		169,669
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (i)(n)	542,500	6,260,450
Specialty Retail - 0.0%
White Iris LLC (i)	185,373	4,575,006
TOTAL CONSUMER DISCRETIONARY		10,835,456

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (i)	78,896	3,155,831
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp	529,472	24,975,194
EP Energy Corp (i)(n)	80,740	130,799
Expand Energy Corp	587,218	60,665,492
Expand Energy Corp (b)	4,049	418,302
Exxon Mobil Corp	329,097	37,635,533
New Fortress Energy Inc	224,466	289,561
		124,114,881
Financials - 0.3%
Financial Services - 0.3%
ACNR Holdings Inc (i)(n)	391,373	46,855,176
Carnelian Point Holdings LP warrants 6/30/2027 (i)(n)	18,944	55,316
Limetree Bay Cayman Ltd (i)(n)	2,899	0
		46,910,492
Industrials - 0.1%
Professional Services - 0.1%
Fusion Parent, LLC Class A (i)	344,241	16,468,489
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (i)(n)	118,360	4,414,828
TOTAL UNITED STATES		206,069,646
TOTAL COMMON STOCKS (Cost $123,783,171)		246,542,328

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (i) (Cost $24,999,976)	1,038,205	27,304,792

Non-Convertible Corporate Bonds - 3.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	160,000	157,843
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (d)	6,227,798	5,937,268
Altice France SA 6.5% 3/15/2032 (d)	22,517,724	21,562,074
Altice France SA 6.875% 10/15/2030 (d)	6,530,448	6,390,808
Altice France SA 6.875% 7/15/2032 (d)	22,533,126	21,626,516

TOTAL FRANCE		55,516,666
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (d)	13,300,000	14,567,636
UNITED STATES - 3.1%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.2%
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	4,005,000	3,999,691
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)	1,560,000	1,631,926
Level 3 Financing Inc 4.5% 4/1/2030 (d)	15,190,000	14,031,763
Level 3 Financing Inc 4.875% 6/15/2029 (d)	135,000	129,093
WULF Compute LLC 7.75% 10/15/2030 (d)	3,015,000	3,132,208
		22,924,681
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	8,110,000	8,028,604
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)	16,225,000	16,012,837
DISH Network Corp 11.75% 11/15/2027 (d)	22,645,000	23,840,271
Dotdash Meredith Inc 7.625% 6/15/2032 (d)	11,795,000	10,604,177
EchoStar Corp 10.75% 11/30/2029	27,871,501	30,683,024
Univision Communications Inc 7.375% 6/30/2030 (d)	9,425,000	9,456,715
Univision Communications Inc 8% 8/15/2028 (d)	6,375,000	6,562,705
Univision Communications Inc 8.5% 7/31/2031 (d)	8,595,000	8,791,009
Univision Communications Inc 9.375% 8/1/2032 (d)	12,740,000	13,447,997
		127,427,339
TOTAL COMMUNICATION SERVICES		150,352,020

Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	7,810,000	7,999,603
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (d)	9,575,000	9,846,691
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 7% 2/15/2030 (d)	7,670,000	7,891,809
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	37,830,000	36,195,165
		44,086,974
Specialty Retail - 0.0%
Staples Inc 10.75% 9/1/2029 (d)	7,810,000	7,568,505
TOTAL CONSUMER DISCRETIONARY		69,501,773

Financials - 0.6%
Consumer Finance - 0.1%
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.2064% 3/6/2026 (e)(f)	16,070,000	16,168,027
Financial Services - 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	17,665,000	15,193,343
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	14,840,000	14,283,592
NFE Financing LLC 12% 11/15/2029 (d)	28,865,094	7,034,530
		36,511,465
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	21,445,000	22,180,092
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	16,655,000	16,957,388
		39,137,480
TOTAL FINANCIALS		91,816,972

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Embecta Corp 6.75% 2/15/2030 (d)	8,365,000	8,223,720
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	4,675,000	4,809,420
		13,033,140
Industrials - 0.5%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (d)	19,405,000	19,841,613
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)	2,950,000	2,727,028
Commercial Services & Supplies - 0.4%
Artera Services LLC 8.5% 2/15/2031 (d)	8,525,000	7,356,982
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	8,060,000	7,755,127
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	25,460,000	25,141,750
OT Midco Inc 10% 2/15/2030 (d)	5,925,000	3,466,277
		43,720,136
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)	1,670,000	1,741,645
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	715,000	716,817
TOTAL INDUSTRIALS		68,747,239

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(e)	714,587	786,939
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (d)	16,354,000	17,185,013
Cloud Software Group Inc 9% 9/30/2029 (d)	8,495,000	8,786,718
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	5,835,000	6,128,028
		32,099,759
TOTAL INFORMATION TECHNOLOGY		32,886,698

Materials - 0.0%
Construction Materials - 0.0%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	11,790,000	12,414,858
Real Estate - 0.2%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)	1,725,000	1,720,928
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)	985,000	976,837
		2,697,765
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	27,345,000	26,309,297
TOTAL REAL ESTATE		29,007,062

TOTAL UNITED STATES		467,759,762
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $541,767,511)		538,001,907

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 9% (o) (Cost $8,182,419)	93,500	9,295,769

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (e)(f)(m)	29,690,000	30,276,006
Financials - 0.2%
Banks - 0.2%
Wells Fargo & Co 3.9% (e)(m)	23,585,000	23,528,642
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (d)(e)(m)	8,580,000	8,584,980
TOTAL UNITED STATES		62,389,628
TOTAL PREFERRED SECURITIES (Cost $61,535,833)		62,389,628

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $612,968,618)	4.18	612,848,446	612,971,015

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $15,552,234,674)	15,288,994,164
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(239,264,122)
NET ASSETS - 100.0%	15,049,730,042

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $123,473,171 or 0.8% of net assets.

(c)	Affiliated fund.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $505,562,189 or 3.4% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Level 3 security.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $18,779,463 and $18,756,256, respectively.

(k)	Non-income producing - Security is in default.
(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Non-income producing.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	38,343

Fidelity Private Credit Company LLC	5/1/2022 - 10/6/2025	129,090,916

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	872,182,993	4,174,962,164	4,434,178,819	41,218,260	26,770	(22,093)	612,971,015	612,848,446	1.1%
Fidelity Securities Lending Cash Central Fund	-	139,085,668	139,085,668	652	-	-	-	-	0.0%
Total	872,182,993	4,314,047,832	4,573,264,487	41,218,912	26,770	(22,093)	612,971,015

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	113,619,649	23,350,459	6,305,893	17,346,730	(156,583)	(5,710,033)	123,054,869	13,031,470
	113,619,649	23,350,459	6,305,893	17,346,730	(156,583)	(5,710,033)	123,054,869

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Sales proceeds amount represents shares tendered under Fidelity Private Credit Company LLC's share repurchase program.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Joann Inc	12,477,231	-	-	-	(415,606)	(12,061,625)	-	-
Total	12,477,231	-	-	-	(415,606)	(12,061,625)	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	123,054,869	-	123,054,869	-

Asset-Backed Securities	67,740,613	-	67,740,613	-

Bank Loan Obligations
Communication Services	1,125,325,265	-	1,122,193,134	3,132,131
Consumer Discretionary	2,702,753,400	-	2,700,302,766	2,450,634
Consumer Staples	459,145,594	-	450,587,242	8,558,352
Energy	422,243,801	-	422,243,801	-
Financials	1,739,206,896	-	1,732,122,411	7,084,485
Health Care	1,192,508,385	-	1,192,508,385	-
Industrials	2,241,134,967	-	2,200,948,212	40,186,755
Information Technology	2,333,070,130	-	2,292,201,876	40,868,254
Materials	1,078,709,905	-	1,076,232,294	2,477,611
Real Estate	28,567,272	-	28,567,272	-
Utilities	279,027,628	-	279,027,628	-

Common Stocks
Communication Services	32,902,672	-	-	32,902,672
Consumer Discretionary	18,575,135	-	-	18,575,135
Consumer Staples	3,155,831	-	-	3,155,831
Energy	124,114,881	123,984,082	-	130,799
Financials	46,910,492	-	-	46,910,492
Industrials	16,468,489	-	-	16,468,489
Information Technology	4,414,828	-	-	4,414,828

Convertible Preferred Stocks
Financials	27,304,792	-	-	27,304,792

Non-Convertible Corporate Bonds
Communication Services	205,868,686	-	205,868,686	-
Consumer Discretionary	69,659,616	-	69,659,616	-
Energy	14,567,636	-	14,567,636	-
Financials	91,816,972	-	91,816,972	-
Health Care	13,033,140	-	13,033,140	-
Industrials	68,747,239	-	68,747,239	-
Information Technology	32,886,698	-	32,886,698	-
Materials	12,414,858	-	12,414,858	-
Real Estate	29,007,062	-	29,007,062	-

Non-Convertible Preferred Stocks
Information Technology	9,295,769	9,295,769	-	-

Preferred Securities
Energy	30,276,006	-	30,276,006	-
Financials	23,528,642	-	23,528,642	-
Industrials	8,584,980	-	8,584,980	-

Money Market Funds	612,971,015	612,971,015	-	-
Total Investments in Securities:	15,288,994,164	746,250,866	14,288,122,038	254,621,260
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2025 ($)
Common Stocks	95,211,492	(26,597,638)	22,845,797	42,679,709	(11,581,114)	-	-	-	122,558,246	321,081
Bank Loan Obligations	77,365,699	330,483	(6,621,066)	63,727,273	(29,018,684)	361,261	953,856	(2,340,600)	104,758,222	(6,497,795)
Convertible Preferred Stocks	-	-	2,304,816	24,999,976	-	-	-	-	27,304,792	2,304,816
Non-Convertible Corporate Bonds	2,452,800	86,018	423	19,749	(2,558,567)	(423)	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $14,811,821,557)	$14,552,968,280
Fidelity Central Funds (cost $612,968,618)	612,971,015
Other affiliated issuers (cost $127,444,499)	123,054,869

Total Investment in Securities (cost $15,552,234,674)		$15,288,994,164
Cash		9,006,801
Receivable for investments sold		118,435,019
Receivable for fund shares sold		16,663,559
Dividends receivable		5,932
Interest receivable		84,937,644
Distributions receivable from Fidelity Central Funds		2,415,686
Prepaid expenses		16,460
Other receivables		249,357
Total assets		15,520,724,622
Liabilities
Payable for investments purchased
Regular delivery	$393,551,403
Delayed delivery	1,500,000
Payable for fund shares redeemed	52,062,536
Distributions payable	15,554,597
Accrued management fee	7,854,154
Distribution and service plan fees payable	248,369
Other payables and accrued expenses	223,521
Total liabilities		470,994,580
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$15,049,730,042
Net Assets consist of:
Paid in capital		$16,629,451,005
Total accumulated earnings (loss)		(1,579,720,963)
Net Assets		$15,049,730,042

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($664,218,183 ÷ 72,680,838 shares)(a)		$9.14
Maximum offering price per share (100/97.25 of $9.14)		$9.40
Class M :
Net Asset Value and redemption price per share ($84,135,240 ÷ 9,219,603 shares)(a)		$9.13
Maximum offering price per share (100/97.25 of $9.13)		$9.39
Class C :
Net Asset Value and offering price per share ($109,573,929 ÷ 11,991,550 shares)(a)		$9.14
Fidelity Floating Rate High Income Fund :
Net Asset Value, offering price and redemption price per share ($9,445,061,804 ÷ 1,034,840,963 shares)		$9.13
Class I :
Net Asset Value, offering price and redemption price per share ($2,070,310,631 ÷ 227,035,817 shares)		$9.12
Class Z :
Net Asset Value, offering price and redemption price per share ($2,676,430,255 ÷ 293,351,962 shares)		$9.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends:
Unaffiliated issuers		$8,001,719
Affiliated issuers		17,346,730
Interest		1,201,122,638
Income from Fidelity Central Funds (including $652 from security lending)		41,218,912
Total income		1,267,689,999
Expenses
Management fee	$97,569,741
Distribution and service plan fees	3,043,611
Custodian fees and expenses	67,639
Independent trustees' fees and expenses	60,718
Registration fees	645,919
Audit fees	99,098
Legal	538,780
Interest	102,607
Miscellaneous	113,846
Total expenses before reductions	102,241,959
Expense reductions	(967,151)
Total expenses after reductions		101,274,808
Net Investment income (loss)		1,166,415,191
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(160,723,062)
Fidelity Central Funds	26,770
Other affiliated issuers	(572,189)
Foreign currency transactions	(20,857)
Total net realized gain (loss)		(161,289,338)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(141,615,215)
Fidelity Central Funds	(22,093)
Other affiliated issuers	(17,771,658)
Unfunded commitments	(4,480,049)
Total change in net unrealized appreciation (depreciation)		(163,889,015)
Net gain (loss)		(325,178,353)
Net increase (decrease) in net assets resulting from operations		$841,236,838
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,166,415,191	$1,192,413,405
Net realized gain (loss)	(161,289,338)	(116,674,907)
Change in net unrealized appreciation (depreciation)	(163,889,015)	248,024,779
Net increase (decrease) in net assets resulting from operations	841,236,838	1,323,763,277
Distributions to shareholders	(1,142,344,629)	(1,165,961,210)

Share transactions - net increase (decrease)	668,696,080	2,215,796,411
Total increase (decrease) in net assets	367,588,289	2,373,598,478

Net Assets
Beginning of period	14,682,141,753	12,308,543,275
End of period	$15,049,730,042	$14,682,141,753

Financial Highlights
Fidelity Advisor® Floating Rate High Income Fund Class A

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$9.17	$8.98	$9.53	$8.98
Income from Investment Operations
Net investment income (loss) A,B	.674	.771	.727	.370	.298
Net realized and unrealized gain (loss)	(.163)	.103	.190	(.556)	.525
Total from investment operations	.511	.874	.917	(.186)	.823
Distributions from net investment income	(.661)	(.754)	(.727)	(.364)	(.273)
Total distributions	(.661)	(.754)	(.727)	(.364)	(.273)
Net asset value, end of period	$9.14	$9.29	$9.17	$8.98	$9.53
Total Return C,D	5.69%	9.85%	10.55%	(1.96)%	9.24%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.94%	.95%	.97%	.97%	.98%
Expenses net of fee waivers, if any	.93%	.94%	.96%	.97%	.98%
Expenses net of all reductions, if any	.93%	.94%	.96%	.97%	.97%
Net investment income (loss)	7.33%	8.31%	7.96%	4.00%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$664,218	$675,885	$601,482	$575,065	$523,136
Portfolio turnover rate G	58%	41%	35%	27%	31%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class M

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.28	$9.16	$8.96	$9.51	$8.97
Income from Investment Operations
Net investment income (loss) A,B	.673	.772	.728	.369	.297
Net realized and unrealized gain (loss)	(.164)	.102	.200	(.555)	.514
Total from investment operations	.509	.874	.928	(.186)	.811
Distributions from net investment income	(.659)	(.754)	(.728)	(.364)	(.271)
Total distributions	(.659)	(.754)	(.728)	(.364)	(.271)
Net asset value, end of period	$9.13	$9.28	$9.16	$8.96	$9.51
Total Return C,D	5.68%	9.86%	10.69%	(1.97)%	9.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.94%	.93%	.95%	.97%	.99%
Expenses net of fee waivers, if any	.93%	.93%	.95%	.96%	.99%
Expenses net of all reductions, if any	.93%	.93%	.95%	.96%	.99%
Net investment income (loss)	7.34%	8.32%	7.98%	4.00%	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$84,135	$87,381	$86,390	$87,017	$64,763
Portfolio turnover rate G	58%	41%	35%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class C

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$9.17	$8.97	$9.53	$8.98
Income from Investment Operations
Net investment income (loss) A,B	.606	.702	.659	.300	.228
Net realized and unrealized gain (loss)	(.165)	.102	.199	(.565)	.524
Total from investment operations	.441	.804	.858	(.265)	.752
Distributions from net investment income	(.591)	(.684)	(.658)	(.295)	(.202)
Total distributions	(.591)	(.684)	(.658)	(.295)	(.202)
Net asset value, end of period	$9.14	$9.29	$9.17	$8.97	$9.53
Total Return C,D	4.90%	9.03%	9.84%	(2.81)%	8.42%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.69%	1.70%	1.72%	1.72%	1.73%
Expenses net of fee waivers, if any	1.68%	1.69%	1.71%	1.72%	1.73%
Expenses net of all reductions, if any	1.68%	1.69%	1.71%	1.72%	1.73%
Net investment income (loss)	6.59%	7.56%	7.21%	3.24%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$109,574	$115,117	$109,760	$113,629	$108,738
Portfolio turnover rate G	58%	41%	35%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Floating Rate High Income Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.28	$9.16	$8.96	$9.52	$8.97
Income from Investment Operations
Net investment income (loss) A,B	.700	.794	.753	.397	.326
Net realized and unrealized gain (loss)	(.164)	.106	.200	(.566)	.525
Total from investment operations	.536	.900	.953	(.169)	.851
Distributions from net investment income	(.686)	(.780)	(.753)	(.391)	(.301)
Total distributions	(.686)	(.780)	(.753)	(.391)	(.301)
Net asset value, end of period	$9.13	$9.28	$9.16	$8.96	$9.52
Total Return C	5.99%	10.16%	10.99%	(1.79)%	9.58%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.65%	.67%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.64%	.66%	.67%	.68%	.67%
Expenses net of all reductions, if any	.64%	.66%	.67%	.68%	.67%
Net investment income (loss)	7.62%	8.59%	8.26%	4.29%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$9,445,062	$9,515,970	$7,026,215	$6,460,937	$6,418,533
Portfolio turnover rate F	58%	41%	35%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class I

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.27	$9.15	$8.96	$9.51	$8.96
Income from Investment Operations
Net investment income (loss) A,B	.696	.794	.750	.391	.321
Net realized and unrealized gain (loss)	(.164)	.102	.190	(.554)	.525
Total from investment operations	.532	.896	.940	(.163)	.846
Distributions from net investment income	(.682)	(.776)	(.750)	(.387)	(.296)
Total distributions	(.682)	(.776)	(.750)	(.387)	(.296)
Net asset value, end of period	$9.12	$9.27	$9.15	$8.96	$9.51
Total Return C	5.94%	10.13%	10.84%	(1.73)%	9.54%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.69%	.69%	.70%	.72%	.72%
Expenses net of fee waivers, if any	.68%	.68%	.70%	.72%	.72%
Expenses net of all reductions, if any	.68%	.68%	.70%	.72%	.72%
Net investment income (loss)	7.58%	8.57%	8.23%	4.25%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$2,070,311	$2,081,268	$1,971,623	$1,993,479	$1,166,925
Portfolio turnover rate F	58%	41%	35%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Floating Rate High Income Fund Class Z

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.28	$9.16	$8.96	$9.51	$8.97
Income from Investment Operations
Net investment income (loss) A,B	.703	.805	.759	.401	.329
Net realized and unrealized gain (loss)	(.172)	.101	.198	(.555)	.516
Total from investment operations	.531	.906	.957	(.154)	.845
Distributions from net investment income	(.691)	(.786)	(.757)	(.396)	(.305)
Total distributions	(.691)	(.786)	(.757)	(.396)	(.305)
Net asset value, end of period	$9.12	$9.28	$9.16	$8.96	$9.51
Total Return C	5.93%	10.24%	11.05%	(1.63)%	9.52%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.59%	.59%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.58%	.58%	.61%	.62%	.62%
Expenses net of all reductions, if any	.58%	.58%	.61%	.62%	.62%
Net investment income (loss)	7.68%	8.67%	8.31%	4.35%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$2,676,430	$2,206,521	$2,513,073	$2,798,332	$2,448,993
Portfolio turnover rate F	58%	41%	35%	27%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Floating Rate High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2025 was 9.68%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$104,758,222	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	5.9	Increase
		Market approach	Transaction price	$100.00	Increase
		Recovery value	Recovery value	$0.00 - $77.77 / $77.77	Increase
		Discounted cash flow	Yield	8.5% - 15.6% / 10.2%	Decrease
		Indicative market price	Evaluated bid	$97.00 - $105.13 / $100.72	Increase
Common Stocks	$122,558,246	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.4 - 11.8 / 5.3	Increase
		Market approach	Transaction price	$2.92 - $7.31 / $6.23	Increase
			Parity price	$24.68	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	12.2%	Decrease
		Indicative market price	Mid price	$16.50 - $16.79 / $16.62	Increase
Convertible Preferred Stocks	$27,304,792	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	20.5	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$294,280,346
Gross unrealized depreciation	(500,380,001)
Net unrealized appreciation (depreciation)	$(206,099,655)
Tax Cost	$15,495,093,819

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,203,010
Capital loss carryforward	$(1,378,824,320)
Net unrealized appreciation (depreciation) on securities and other investments	$(206,099,655)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(69,608,021)
Long-term	(1,309,216,299)
Total capital loss carryforward	$(1,378,824,320)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$1,142,344,629	$ 1,165,961,210

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Floating Rate High Income Fund	Fidelity Private Credit Company LLC	10,119,993	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Floating Rate High Income Fund	8,946,324,050	8,411,117,220
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Fidelity Floating Rate High Income Fund	.65
Class I	.68
Class Z	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Fidelity Floating Rate High Income Fund	.64
Class I	.68
Class Z	.58

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,695,482	171,814
Class M	- %	.25%	220,681	854
Class C	.75%	.25%	1,127,448	232,915
			3,043,611	405,583

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	67,218
Class M	3,392
Class C A	474
71,084

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Floating Rate High Income Fund	100

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Floating Rate High Income Fund	Borrower	57,500,000	4.59%	102,607

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Floating Rate High Income Fund	21,179
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Floating Rate High Income Fund	69	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until February 28, 2027. During the period, this waiver reduced the Fund's management fee by $885,415.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $81,736.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Floating Rate High Income Fund
Distributions to shareholders
Class A	$48,673,170	$52,533,545
Class M	6,335,838	7,099,498
Class C	7,253,014	8,508,873
Fidelity Floating Rate High Income Fund	731,267,228	711,163,940
Class I	162,539,385	178,961,231
Class Z	186,275,994	207,694,123
Total	$1,142,344,629	$1,165,961,210
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Year ended October 31, 2024
Fidelity Advisor Floating Rate High Income Fund
Class A
Shares sold	23,214,368	22,756,529	$214,016,639	$211,398,674
Reinvestment of distributions	4,824,869	5,113,309	44,396,444	47,496,733
Shares redeemed	(28,091,838)	(20,704,875)	(257,854,816)	(192,231,705)
Net increase (decrease)	(52,601)	7,164,963	$558,267	$66,663,702
Class M
Shares sold	3,052,312	2,511,681	$27,977,175	$23,291,716
Reinvestment of distributions	668,680	743,606	6,143,307	6,898,126
Shares redeemed	(3,918,345)	(3,268,808)	(35,973,235)	(30,318,534)
Net increase (decrease)	(197,353)	(13,521)	$(1,852,753)	$(128,692)
Class C
Shares sold	3,283,899	3,991,579	$30,188,389	$37,063,853
Reinvestment of distributions	746,209	864,481	6,865,874	8,030,385
Shares redeemed	(4,428,318)	(4,433,504)	(40,719,653)	(41,156,972)
Net increase (decrease)	(398,210)	422,556	$(3,665,390)	$3,937,266
Fidelity Floating Rate High Income Fund
Shares sold	450,697,653	481,932,088	$4,153,633,216	$4,469,766,893
Reinvestment of distributions	65,471,598	63,797,694	601,823,635	591,928,043
Shares redeemed	(506,685,508)	(287,304,733)	(4,632,034,324)	(2,661,888,523)
Net increase (decrease)	9,483,743	258,425,049	$123,422,527	$2,399,806,413
Class I
Shares sold	128,678,579	100,802,939	$1,184,003,712	$933,137,052
Reinvestment of distributions	14,285,665	14,366,894	131,107,723	133,168,360
Shares redeemed	(140,388,907)	(106,103,199)	(1,278,758,862)	(982,087,326)
Net increase (decrease)	2,575,337	9,066,634	$36,352,573	$84,218,086
Class Z
Shares sold	121,488,753	59,274,711	$1,115,851,201	$549,774,366
Reinvestment of distributions	15,826,710	17,057,225	145,287,269	158,207,997
Shares redeemed	(81,839,176)	(112,864,599)	(747,257,614)	(1,046,682,727)
Net increase (decrease)	55,476,287	(36,532,663)	$513,880,856	$(338,700,364)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Floating Rate High Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 16, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,090,823,058 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,141,588,715 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Floating Rate High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.750077.125
AFR-ANN-1225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 22, 2025